UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21583

Clough Global Allocation Fund

(exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Erin E. Douglas, Secretary

Clough Global Allocation Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: March 31

Date of reporting period: September 30, 2011

Item 1. Reports to Stockholders.

CLOUGH CAPITAL PARTNERS, LP

BOSTON • HONG KONG

Semi-Annual Report

9.30.11

NE
60
E

Table of Contents	Clough Global Funds

Clough Global Funds	Shareholder Letter
September 30, 2011 (Unaudited)

To our Shareholders:

Performance:

During the twelve months ended September 30, 2011, the Clough Global Allocation Fund’s total return, assuming reinvestment of all distributions, was -5.76% based on the net asset value and -10.11% based on the market price of the stock. That compares with 1.14% return for the S&P 500 for the same period. Since the Fund’s inception on July 28, 2004, the total growth in net asset value assuming reinvestment of all distributions has been 4.69%, this compares to an average annual total return of 2.53% for the S&P 500 through September 30, 2011. Total distributions since inception has been $11.71 per share, and based on the current dividend rate of $0.30 per share, offer a yield of 9.68% on market price as of September 30, 2011, of $12.40.

During the twelve months ended September 30, 2011, the Clough Global Equity Fund’s total return, assuming reinvestment of all distributions, was -6.41% based on the net asset value and -11.12% based on the market price of the stock. That compares with 1.14% return for the S&P 500 for the same period. Since the Fund’s inception on April 27, 2005, the total growth in net asset value assuming reinvestment of all distributions has been 3.42%, this compares to an average annual total return of 1.76% for the S&P 500 through September 30, 2011. Total distributions since inception has been $9.69 per share, and based on the current dividend rate of $0.29 per share, offer a yield of 9.94% on market price as of September 30, 2011, of $11.67.

During the twelve months ended September 30, 2011, the Clough Global Opportunities Fund’s total return, assuming reinvestment of all distributions, was -6.56% based on the net asset value and -9.89% based on the market price of the stock. That compares with 1.14% return for the S&P 500 for the same period. Since the Fund’s inception on April 25, 2006, the total growth in net asset value assuming reinvestment of all distributions has been -0.14%, this compares to an average annual total return of -0.46% for the S&P 500 through September 30, 2011. Total distributions since inception has been $6.39 per share, and based on the current dividend rate of $0.27 per share, offer a yield of 10.24% on market price as of September 30, 2011, of $10.55.

Six Month Review and Outlook:

Over the last six months, the capital markets have been characterized by a general sentiment of equity risk aversion, mixed with bouts of high volatility and a seemingly interminable stretch of low interest rates. With that somewhat precarious backdrop for equities, it may seem defensible for asset managers to allow fundamentals to take a backseat to the high frequency trading and short-term momentum investing that has influenced the markets in recent quarters. In the long-run, we don’t think this is an appropriate response and we will remain focused on our intrinsic belief that fundamental research, profit cycle analysis and identifying strong cash flows will be the hallmarks of equity outperformance looking forward.

Much of the recent volatility in the markets has been a function of the headlines out of Europe; both the extent of the financial crisis there and the prospects for a reasonable solution that averts another global recession. The debate about funding requirements and fiscal austerity is taking place in a very public manner, which demonstrates that this is in part an economic crisis and in part a political crisis for members of the European Union. There are bound to be lending losses and some version of fiscal austerity will need to be adopted across the region. We think the European Central Bank has no choice but to monetize the sovereign debt it is buying, a move which equates to quantitative easing. In addition, the persistent weakness of the US economy will likely force the Federal Reserve into further balance sheet expansion, or QE 3. Identifying the appropriate dosage of lending losses and austerity in Europe is creating a challenge for the capital markets, as investors try to assess and appropriately discount the depth of this crisis and the appropriate prescription, in real-time. While it has proven to be a less rewarding endeavor than simply trading on paranoia and market gyrations, our internal investment analysis continues to be focused on fundamentals, cash flows, and valuations.

Several themes that have contributed favorably to our long-term fund performance are among the same investments that have presented a headwind for more recent performance. The energy complex has been an easy sell order for investors concerned about economic cyclicality and the volatility in commodity markets, so we have suffered losses in securities leveraged to spending on the energy infrastructure and the price of oil. Our work here continues to indicate that valuations are low, there is a large and profitable backlog for service providers and we think the energy cycle will last for years. Crude oil is the one commodity we are willing to invest in thematically, as global production growth is getting more difficult and more expensive to achieve, and because it is essentially a consumable product with little demand cyclicality. Valuations have been made even more attractive based on concerns of a global economic slowdown.

Another area that has been a source of frustration and asset deterioration for our funds is the US financial sector. Today, we view the major US banks as a very attractive one to three year investments. We’ve maintained a view that the European banks would have a difficult role to play in terms of accepting lending losses in the region, but US financials have far less balance sheet leverage than their European counterparts, and we think the valuations for US banks more than appropriately discount for the risks of a global slowdown. The US economy is indeed deleveraging, yield curves are flattening and regulation is becoming more intimidating for the financial sector, so we have little doubt in our minds that growth opportunities for US financials will be meager. However, with several bank stocks down 30-50% in 2011, and selling at large discounts to tangible book value, we believe they have been more than adequately discounted for these risks. Funding costs are moving negative and as a result net interest margins are actually quite favorable. Bank balance sheets have been substantially repaired, bad loans are down and many more liabilities have already been reserved against. Further, a retrenchment from US markets by European banks offers market share opportunities. A slowing economy does threaten bank and non-bank profits, but only bank stocks have moved to severe discounts to book value. As the markets become more comfortable with regulation that has been introduced and a lower leverage ratio for financials, we think US banks could turn into very good investments in the years ahead.

A third theme which we have discussed in the past is our exposure to emerging markets. As we sift through the economic data available to us from both Asia and Brazil, we feel quite comfortable with our long-term bullish outlook for consumer spending in these regions. Ultimately, we feel that the growth prospects in the emerging markets are not reflected in today’s valuations. That said, we’ve needed to be sensitive to the risk aversion taking place in the equity

Semi-Annual Report | September 30, 2011	1

Shareholder Letter	Clough Global Funds
September 30, 2011 (Unaudited)

markets, nowhere more apparent than in the outflows from emerging market stocks. As a result, our emerging market exposure is currently lower than usual, and the holdings we have maintained are comprised mostly of Chinese consumer and Brazilian retail mall companies. As in earlier cycles, Shanghai often leads markets higher and that is not yet happening. China has the savings, the cash, and the external surpluses to sustain demand while the developed economies do not. There are admittedly serious credit imbalances in China largely because its private sector is hugely liquid, and sidecar lenders, trust operations and private lenders have been lending at rates that few projects could support. The banks are only peripherally involved in this part of the lending boom. China’s liquidity crunch is policy induced, and well along in time. Property sales and investments are falling and that will likely take some leveraged developers and non-bank lenders down, but China’s economy is huge and still growing. Its private sector is unlevered and savings are equally huge. The liquidations that are coming in the real estate sector can be easily absorbed in our view. We think the government can easily recapitalize the banks if needed and tight policy can be reversed.

The corollary of rising wages in China is a growing and vibrant consumer. Our analysis suggests that consumption is rising and increasingly driving the economy. Exports, net of imports are now 3 — 4% of Gross Domestic Product and shrinking, leaving China a lot less exposed to the global economy than the markets are assuming. Credit issues relating to shadow banks and borrowing by local governments are real but China’s government is asset rich and domestic private savings in China are huge. Inflation should peak as commodity prices decline.

An important issue in China is that the financial sector needs reform. It is far too heavily based on state-owned banks which we believe are very inefficient at allocating credit and very poor at supporting private enterprise. Moreover current growth rates of credit are unsustainable and that suggests a shift to less credit intensive consumption as the economic driver going forward. We also think concerns over excessive infrastructure building are wrong. Construction is 14% of Chinese GDP according to the Wall Street Journal. China’s capital stock per capita is perhaps 6 — 7% that of the US according to Dragonomics research, and the transportation infrastructure that is being built out should lead to higher productivity in China’s services sector. Productivity and profits are highly correlated and that is why we think profits will boom among consumer related companies in the years ahead.

The list of investments that have aided performance in the most recent semi-annual period is regrettably shorter than the list of investments that have worked against us, but they are worth mentioning. Our long-held view that interest rate levels around the world would remain almost inconceivably low, for an extended period of time has been playing out. As a result, our exposure to US Government bonds has benefitted the portfolio, and has helped reduce exposure from some of the large swings in equity prices we are observing on a seemingly regular basis. The funds have held between 10 and 15 percent of the portfolio in US Treasuries during the year. The majority of the holdings have been in the eight to thirty year part of the yield curve. This positioning has benefited from the anticipation of the Fed’s ‘operation twist.’ In an attempt to keep long rates low in yield, the Fed will be selling the front end of the yield curve and purchasing the middle and long end of the curve until June 2012. The anticipation of the program caused the 30 year treasury to rally 33% and the 10 year to rally 14% for the year.

Another investment strategy which has helped to buffer some of the equity losses has been our short exposure to industrial companies that we think suffer from reduced fixed asset investment in a slowing global economy.

I hope we have articulated what has worked and what has not worked in the portfolio in recent quarters as we aim to preserve your patience in our investment strategy. We are a fundamental investment firm and our emphasis on investing in long term profit trends can be subject to market volatility from time to time. We think from the perspective a year or two out, current equity prices will look like they provided great value. Our decades of experience navigating the capital markets have revealed to us that volatile, sentiment-driven markets often create investment opportunities for patient, fundamental investors. We feel the current period of market turmoil will prove no different, and we have positioned the portfolio with this longer-term perspective in mind.

We appreciate your confidence in us and endeavor to do the best job we can of investing our clients’ assets. We sincerely appreciate your interest in our funds. If you have any questions about your investment, please call 1-877-256-8445.

Sincerely,

Charles I. Clough, Jr.

Past performance is no guarantee of future results.

The information in this Portfolio Managers’ Shareholder Commentary represents the opinions of the individual Portfolio Managers and is not intended to be a forecast of future events, a guarantee of future results, or investment advice.

The S&P 500 Index - Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. It is not possible to invest directly in an Index.

Sovereign Debt - Bonds issued by a national government in a foreign currency, in order to finance the issuing country’s growth. Sovereign debt is generally a riskier investment when it comes from a developing country, and a safer investment when it comes from a developed country. The stability of the issuing government is an important factor to consider, when assessing the risk of investing in sovereign debt, and sovereign credit ratings help investors weigh this risk.

Quantitative Easing - A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital, in an effort to promote increased lending and liquidity.

Quantitative Easing Round 3, or “QE3” - Refers to a third, still rumored, round of monetary policy which may be implemented by the US Federal Reserve to further stimulate the economy. (Also refer to: “quantitative easing”)

Book Value - The value at which an asset is carried on a balance sheet. To calculate, take the cost of an asset minus the accumulated depreciation.

2	www.cloughglobal.com

Clough Global Allocation Fund	Portfolio Allocation
September 30, 2011 (Unaudited)

Asset Allocation*

Common Stocks - US	44.25%
Common Stocks - Foreign	15.25%
ETFs	-1.71%
Total Equities	57.79%

Government L/T	16.00%
Corporate Debt	7.20%
Asset/Mortgage Backed Securities	0.31%
Preferred Stocks	0.29%
Total Fixed Income	23.80%

Short-Term Investments	18.39%
Options	0.01%
Other (Foreign Cash)	0.01%
Total Other	18.41%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	83.57%
Great Britain	4.17%
China	3.84%
Brazil	2.15%
Canada	1.34%
Singapore	1.25%
Norway	1.17%
Hong Kong	1.00%
Malaysia	0.89%
France	0.71%
Netherlands	0.46%
Taiwan	0.42%
Philippines	0.21%
Chile	0.19%
Italy	0.17%
South Korea	0.05%
Germany	-0.33%
Australia	-0.60%
Sweden	-0.66%
TOTAL INVESTMENTS	100.00%

*	Includes securities sold short.
^	Includes securities sold short and foreign cash balances.

Semi-Annual Report | September 30, 2011	3

Portfolio Allocation	Clough Global Equity Fund
September 30, 2011 (Unaudited)

Asset Allocation*

Common Stocks - US	50.28%
Common Stocks - Foreign	15.63%
ETFs	-1.93%
Total Equities	63.98%

Government L/T	9.49%
Corporate Debt	7.01%
Preferred Stocks	0.29%
Asset/Mortgage Backed Securities	0.26%
Total Fixed Income	17.05%

Short-Term Investments	18.95%
Options	0.01%
Other (Foreign Cash)	0.01%
Total Other	18.97%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	83.38%
Great Britain	4.33%
China	3.86%
Brazil	1.99%
Canada	1.33%
Norway	1.29%
Singapore	1.26%
Hong Kong	1.04%
Malaysia	0.90%
France	0.72%
Netherlands	0.46%
Taiwan	0.42%
Philippines	0.21%
Italy	0.17%
Chile	0.17%
South Korea	0.05%
Germany	-0.33%
Australia	-0.60%
Sweden	-0.65%
TOTAL INVESTMENTS	100.00%

*	Includes securities sold short.
^	Includes securities sold short and foreign cash balances.

4	www.cloughglobal.com

Clough Global Opportunities Fund	Portfolio Allocation
September 30, 2011 (Unaudited)

Asset Allocation*

Common Stocks - US	44.16%
Common Stocks - Foreign	15.36%
ETFs	-2.25%
Total Equities	57.27%

Government L/T	16.97%
Corporate Debt	7.14%
Preferred Stocks	0.29%
Asset/Mortgage Backed Securities	0.06%
Total Fixed Income	24.46%

Short-Term Investments	18.11%
Options	0.15%
Other (Foreign Cash)	0.01%
Total Other	18.27%

TOTAL INVESTMENTS	100.00%

Global Securities Holdings^

United States	83.50%
Great Britain	4.18%
China	3.85%
Brazil	2.13%
Canada	1.35%
Singapore	1.26%
Norway	1.16%
Hong Kong	1.05%
Malaysia	0.90%
France	0.71%
Netherlands	0.46%
Taiwan	0.42%
Philippines	0.21%
Chile	0.19%
Italy	0.17%
South Korea	0.05%
Germany	-0.33%
Australia	-0.60%
Sweden	-0.66%
TOTAL INVESTMENTS	100.00%

*	Includes securities sold short.
^	Includes securities sold short and foreign cash balances.

Semi-Annual Report | September 30, 2011	5

Statement of Investments	Clough Global Allocation Fund
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 96.37%
Consumer Discretionary 9.41%
Arezzo Industria e Comercio S.A.	27,052	$287,749
Bosideng International Holdings, Ltd.	1,972,000	412,764
CBS Corp. - Class B(a)(b)	53,629	1,092,959
Cie Generale des Etablissements Michelin - Class B	10,305	624,173
Coach, Inc.(a)	5,537	286,983
DIRECTV(a)(c)	17,700	747,825
Dongfeng Motor Group Co., Ltd. - Class H	215,000	295,965
Focus Media Holding, Ltd.(a)(c)	5,748	96,509
Gafisa S.A. - ADR(a)	27,100	156,367
The Goodyear Tire & Rubber Co.(a)(b)(c)	372,996	3,763,530
Guangzhou Automobile Group Co., Ltd.	7,036	6,930
Hanesbrands, Inc.(a)(c)	10,200	255,102
Liberty Interactive Corp. - Class A(a)(c)	78,912	1,165,530
Liberty Media Corp. - Capital - Series A(a)(c)	7,870	520,365
Liberty Media Corp. - Starz - Series A(a)(c)	1,407	89,429
Man Wah Holdings, Ltd.	869,800	342,898
MGM Resorts International(a)(b)(c)	51,393	477,441
NIKE, Inc. - Class B(a)(b)	10,900	932,059
Prada S.p.A.(c)	87,800	370,371
Regal Entertainment Group(a)(b)	21,000	246,540
Time Warner, Inc.	7,700	230,769
Valassis Communications, Inc.(a)(b)(c)	20,500	384,170
Viacom, Inc. - Class B(a)	24,100	933,634
Visteon Corp.(a)(b)(c)	7,732	332,476

		14,052,538

Consumer Staples 1.23%
Brazil Pharma S.A.(c)(d)	33,386	248,586
China Resources Enterprise, Ltd.	92,800	312,217
Cia de Bebidas das Americas - ADR(a)(b)	25,700	787,705
Julio Simoes Logistica S.A.	75,641	337,121
Raia S.A.(c)	11,170	147,627

		1,833,256

Energy 16.64%
Natural Gas Leveraged Exploration & Production 0.98%
Carrizo Oil & Gas, Inc.(a)(b)(c)	14,000	301,700
Chesapeake Energy Corp.(a)	12,100	309,155

	Shares	Value
Energy (continued)
El Paso Corp.(a)	12,464	$217,871
Forest Oil Corp.(a)(c)	24,024	345,945
Quicksilver Resources, Inc.(a)(c)	37,900	287,282

		1,461,953

Non-North American Producers 1.68%
InterOil Corp.(a)(b)(c)	31,159	1,518,067
Royal Dutch Shell PLC - ADR(a)(b)	16,200	996,624

		2,514,691

Oil & Gas & Consumable Fuels 0.79%
Newfield Exploration Co.(a)(b)(c)	10,200	404,838
Seadrill, Ltd.(a)	27,900	768,087

		1,172,925

Oil Leveraged Exploration & Production 3.48%
Anadarko Petroleum Corp.(a)(b)	28,903	1,822,334
BP PLC - Sponsored ADR	32,000	1,154,240
Canadian Natural Resources, Ltd.(a)	21,200	620,524
Cenovus Energy, Inc.(a)	10,900	334,739
EOG Resources, Inc.(a)	3,900	276,939
Exxon Mobil Corp.(a)(b)	6,800	493,884
Kodiak Oil & Gas Corp.(a)(c)	48,746	253,967
Occidental Petroleum Corp.(a)(b)	3,470	248,105

		5,204,732

Oil Services & Drillers 8.28%
Baker Hughes, Inc.(a)(b)	34,500	1,592,520
Basic Energy Services, Inc.(a)(c)	10,600	150,096
Calfrac Well Services, Ltd.(a)	14,400	336,536
Cameron International Corp.(a)(b)(c)	23,500	976,190
Complete Production Services, Inc.(a)(b)(c)	11,208	211,271
Dresser-Rand Group, Inc.(a)(c)	26,880	1,089,446
Ensco PLC - Sponsored ADR(a)	40,772	1,648,412
Halliburton Co.(a)	19,614	598,619
Helmerich & Payne, Inc.(a)	7,160	290,696
Hornbeck Offshore Services, Inc.(a)(c)	26,800	667,588
National Oilwell Varco, Inc.(a)(b)	49,183	2,519,153
Oil States International, Inc.(a)(c)	3,800	193,496
Rowan Cos., Inc.(a)(b)(c)	56,400	1,702,716
Schlumberger, Ltd.(a)(b)	6,591	393,681

		12,370,420

Tankers 1.43%
Golar LNG Partners LP(a)	14,043	359,079

6	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2011 (Unaudited)

	Shares	Value
Energy (continued)
Golar LNG, Ltd.(a)(b)	55,882	$1,775,930

		2,135,009

TOTAL ENERGY		24,859,730

Financials 22.85%
Capital Markets 7.47%
Apollo Investment Corp.(a)(b)	232,132	1,745,633
Ares Capital Corp.(a)(b)	230,724	3,177,069
Golub Capital BDC, Inc.(a)(b)	53,100	788,535
Indochina Capital Vietnam Holdings, Ltd.(c)(d)(e)	15,596	57,393
Medley Capital Corp.(a)(b)	34,088	343,607
PennantPark Floating Rate Capital, Ltd.(a)(b)	21,800	229,990
PennantPark Investment Corp.(a)	177,530	1,583,568
Solar Capital, Ltd.(a)(b)	132,378	2,664,769
Solar Senior Capital, Ltd.(a)(b)	39,147	559,411

		11,149,975

Commercial Banks 3.09%
Agricultural Bank of China, Ltd. - Class H	3,653,000	1,210,255
Banco do Brasil S.A.	15,971	206,746
Banco Santander Brasil S.A. - ADR(a)(b)	54,100	396,012
Bank of China, Ltd. - Class H	2,419,023	761,051
China Construction Bank Corp. - Class H	425,757	261,881
Industrial & Commercial Bank of China - Class H	2,771,646	1,359,592
Lloyds Banking Group PLC(c)	378,200	205,593
Standard Chartered PLC	10,539	215,046

		4,616,176

Diversified Financials 2.32%
Bank of America Corp.(a)(b)	95,377	583,707
Citigroup, Inc.(a)(b)	62,338	1,597,100
First Niagara Financial Group, Inc.(a)(b)	40,800	373,320
People’s United Financial, Inc.(a)(b)	40,697	463,946
Valley National Bancorp(a)(b)	41,580	440,332

		3,458,405

Insurance 0.20%
China Pacific Insurance Group Co., Ltd.(d)	28,382	82,914
Ping An Insurance Group Co. of China, Ltd. - Class H	38,308	217,430

		300,344

	Shares	Value
Financials (continued)
Real Estate Investment Trusts 9.15%
American Capital Agency Corp.(a)(b)	31,418	$851,428
Annaly Capital Management, Inc.(a)	112,362	1,868,580
Apollo Commercial Real Estate Finance, Inc.(a)(b)	47,600	626,892
Ascendas Real Estate Investment Trust	838,000	1,300,665
Ascott Residence Trust	416,874	321,923
CapitaCommercial Trust	1,201,000	927,449
Capstead Mortgage Corp.(a)(b)	164,903	1,902,981
CYS Investments, Inc.(a)(b)	69,481	840,025
Dynex Capital, Inc.(a)(b)	94,894	764,846
Hatteras Financial Corp.(a)(b)	118,063	2,970,465
Host Hotels & Resorts, Inc.(a)(b)	19,862	217,290
MFA Financial, Inc.(a)(b)	42,663	299,494
Starwood Property Trust, Inc.(a)(b)	45,533	781,346

		13,673,384

Real Estate Management & Development 0.52%
Aliansce Shopping Centers S.A.	15,800	104,619
BHG S.A. - Brazil Hospitality Group(c)	26,103	249,889
BR Malls Participacoes S.A.	22,626	226,711
Iguatemi Empresa de Shopping Centers S.A.	5,547	91,897
Sonae Sierra Brasil S.A.	9,300	109,360

		782,476

Thrifts & Mortgage Finance 0.10%
MGIC Investment Corp.(a)(b)(c)	57,922	108,314
Radian Group, Inc.(a)(b)	20,070	43,953

		152,267

TOTAL FINANCIALS		34,133,027

Health Care 1.71%
Abbott Laboratories(a)(b)	11,731	599,924
Health Management Associates, Inc. - Class A(a)(b)(c)	26,800	185,456
LifePoint Hospitals, Inc.(a)(c)	7,000	256,480
Sanofi - ADR(a)(b)	40,200	1,318,560
Shanghai Pharmaceuticals Holding Co., Ltd.(c)	14,100	30,708
Tenet Healthcare Corp.(a)(b)(c)	38,600	159,418

		2,550,546

Industrials 6.96%
Air China, Ltd.	124,900	88,053
Daelim Industrial Co., Ltd.	1,169	95,759

Semi-Annual Report | September 30, 2011	7

Statement of Investments	Clough Global Allocation Fund
September 30, 2011 (Unaudited)

	Shares	Value
Industrials (continued)
GZI Transport, Ltd.	765,700	$272,362
Jardine Strategic Holdings, Ltd.(a)	21,295	560,271
Jiangsu Expressway Co., Ltd. - Class H	1,174,889	897,680
McDermott International, Inc.(a)(c)	30,279	325,802
MSCI, Inc. - Class A(a)(b)(c)	7,800	236,574
Santos Brasil Participacoes S.A.	37,264	465,738
Sensata Technologies Holding NV(a)(b)(c)	30,512	807,347
TE Connectivity, Ltd.(a)(b)	23,600	664,104
TransDigm Group, Inc.(a)(b)(c)	23,006	1,878,900
United Continental Holdings, Inc.(a)(b)(c)	76,032	1,473,500
Verisk Analytics, Inc. - Class A(a)(c)	17,921	623,113
WABCO Holdings, Inc.(a)(c)	5,471	207,132
Wesco Aircraft Holdings, Inc.(a)(b)(c)	46,800	511,524
Zhejiang Expressway Co., Ltd. - Class H	2,106,000	1,284,575

		10,392,434

Information Technology 13.75%
Apple, Inc.(a)(b)(c)	15,473	5,897,998
Arrow Electronics, Inc.(a)(b)(c)	45,400	1,261,212
Avnet, Inc.(a)(c)	36,200	944,096
Dell, Inc.(a)(b)(c)	30,300	428,745
eBay, Inc.(c)	7,800	230,022
Google, Inc. - Class A(a)(b)(c)	3,350	1,723,173
Ingram Micro, Inc. - Class A(a)(b)(c)	41,800	674,234
International Business Machines Corp.(a)(b)	17,900	3,133,037
Microsoft Corp.(a)(b)	205,170	5,106,681
Netease.com(a)(c)	467	17,821
SanDisk Corp.(a)(c)	5,900	238,065
Sina Corp.(a)(c)	3,549	254,144
Sohu.com, Inc.(a)(c)	1,600	77,120
Xerox Corp.(a)(b)	78,537	547,403

		20,533,751

Materials 5.47%
Agnico- Eagle Mines, Ltd.(a)	9,142	544,132
Anglo American PLC - Unsponsored ADR(a)	6,794	116,042
Barrick Gold Corp.(a)	10,200	475,830
Gerdau S.A. - Sponsored ADR(a)(b)	24,229	172,753
Goldcorp, Inc.(a)	17,500	798,700

	Shares	Value
Materials (continued)
Market Vectors Gold Miners ETF(a)	37,000	$2,042,030
Newmont Mining Corp.(a)	5,415	340,603
Owens- Illinois, Inc.(a)(b)(c)	98,312	1,486,477
SPDR® Gold Shares(a)(c)	13,879	2,193,992

		8,170,559

Telecommunication Services 2.46%
Chunghwa Telecom Co., Ltd. - ADR(a)	34,835	1,149,555
DiGi.Com Bhd	33,800	322,066
Maxis Bhd	771,900	1,286,298
Philippine Long Distance Telephone Co.	9,050	454,932
StarHub, Ltd.	72,438	158,401
Telekom Malaysia Bhd	240,900	308,624

		3,679,876

Utilities 15.89%
American Electric Power Co., Inc.(a)(b)	42,800	1,627,256
Babcock & Wilcox Co.(a)(c)	8,025	156,889
CenterPoint Energy, Inc.(a)(b)	62,100	1,218,402
CMS Energy Corp.(a)(b)	49,300	975,647
Dominion Resources, Inc.(a)(b)	30,100	1,528,177
DTE Energy Co.(a)	24,100	1,181,382
Edison International(a)(b)	21,100	807,075
FirstEnergy Corp.(a)	15,500	696,105
National Grid PLC - Sponsored ADR(a)(b)	137,300	6,810,080
NiSource, Inc.(a)(b)	69,557	1,487,128
Northeast Utilities(a)(b)	53,276	1,792,737
Oneok, Inc.(a)(b)	31,000	2,047,240
Power Assets Holdings, Ltd.	211,000	1,621,639
PPL Corp.(a)(b)	62,807	1,792,512

		23,742,269

TOTAL COMMON STOCKS (Cost $159,694,105)		143,947,986

EXCHANGE TRADED FUNDS 1.72%
iShares® iBoxx® High Yield Corporate Bond Fund(a)(b)	31,101	2,572,986

TOTAL EXCHANGE TRADED FUNDS (Cost $2,179,797)		2,572,986

8	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2011 (Unaudited)

	Shares	Value
PREFERRED STOCKS 0.41%
The Goodyear Tire & Rubber Co., 5.875%(a)	15,900	$619,305

TOTAL PREFERRED STOCKS (Cost $795,994)		619,305

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 10.46%
American Axle & Manufacturing, Inc. 03/01/2017, 7.875% (a)(b)	$900,000	850,500
Anheuser-Busch InBev Worldwide, Inc. 11/17/2015, 9.750% (a)	600,000	323,893
ArvinMeritor, Inc. 03/15/2018, 10.625% (a)	425,000	411,187
BE Aerospace, Inc. 07/01/2018, 8.500% (a)	525,000	564,375
Bombardier, Inc. 05/01/2034, 7.450% (a)(d)	165,000	166,650
China Liansu Group Holdings, Ltd. 05/13/2016, 7.875% (a)(d)	445,000	331,525
CITIC Resources Holdings, Ltd. 05/15/2014, 6.750% (a)(f)	450,000	405,000
Constellation Brands, Inc. 09/01/2016, 7.250% (a)	675,000	712,125
Crown Americas LLC / Crown Americas Capital Corp. III 02/01/2021, 6.250% (a)(d)	595,000	597,975
Dana Holding Corp. 02/15/2021, 6.750% (a)	505,000	482,275
Felcor Lodging LP 06/01/2019, 6.750% (a)(d)	600,000	540,000
Ford Motor Credit Co. LLC 02/01/2021, 5.750% (a)	890,000	884,073
Forest Oil Corp. 06/15/2019, 7.250% (a)	600,000	588,000
Fosun International, Ltd. 05/12/2016, 7.500% (a)(d)	445,000	353,775
General Cable Corp. 04/01/2017, 7.125% (a)	700,000	703,500
Gol Finance 07/20/2020, 9.250% (a)(d)	545,000	457,800
Graphic Packaging International, Inc. 10/01/2018, 7.875% (a)	305,000	314,150
Hanesbrands, Inc. 12/15/2020, 6.375% (a)	535,000	521,625
Hidili Industry International Development, Ltd. 11/04/2015, 8.625% (a)(d)	585,000	368,550
Lear Corp. 03/15/2018, 7.875% (a)	600,000	621,000
Levi Strauss & Co. 05/15/2020, 7.625% (a)(b)	740,000	691,900

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Manufacturers & Traders Trust Co. 12/01/2021, 5.629% (a)(g)	$740,000	$717,283
Newfield Exploration Co. 05/15/2018, 7.125% (a)	250,000	260,000
Pioneer Natural Resources Co. 03/15/2017, 6.650% (a)	525,000	565,018
Range Resources Corp. 05/15/2019, 8.000% (a)	600,000	660,000
Rearden G Holdings Eins GmbH 03/30/2020, 7.875% (a)(d)	440,000	431,200
TAM Capital 2, Inc. 01/29/2020, 9.500% (a)(f)	520,000	518,700
TAM Capital 3, Inc. 06/03/2021, 8.375% (d)	225,000	209,250
Tenneco, Inc. 08/15/2018, 7.750% (a)(d)	300,000	303,000
Terex Corp. 11/15/2017, 8.000% (a)	300,000	267,000
Visteon Corp. 04/15/2019, 6.750% (a)(d)	895,000	809,975

TOTAL CORPORATE BONDS (Cost $16,220,916)		15,631,304

ASSET/MORTGAGE BACKED SECURITIES 0.45%
Freddie Mac REMICS
Series 2006-3155, Class SA, 11/15/2035, 36.726%(a)(g)	18,796	19,263
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.301%(a)(g)	88,528	99,333
Series 2007-37, Class SB, 03/20/2037, 21.301%(a)(g)	23,838	28,046
Small Business Administration Participation Certificates
Series 2008-20L, Class 1, 12/01/2028, 6.220%(a)	463,260	525,664

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $586,601)		672,306

FOREIGN GOVERNMENT BONDS 0.71%
Brazilian Government International Bonds
01/05/2016, 12.500% (a)	1,525,000	908,390
01/10/2028, 10.250% (a)	259,000	145,324

TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,065,498)		1,053,714

GOVERNMENT & AGENCY OBLIGATIONS 22.56%
U.S. Treasury Bonds
11/15/2020, 2.625% (a)	5,075,000	5,435,802
02/15/2021, 3.625% (a)	4,625,000	5,351,268
05/15/2040, 4.375% (a)	4,750,000	6,133,423

Semi-Annual Report | September 30, 2011	9

Statement of Investments	Clough Global Allocation Fund
September 30, 2011 (Unaudited)

Description and Maturity Date	Principal Amount	Value
GOVERNMENT & AGENCY OBLIGATIONS (continued)
05/15/2041, 4.375%	$2,500,000	$3,240,240
U.S. Treasury Notes 06/30/2018, 2.375% (a)	12,700,000	13,535,419

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $32,036,667)		33,696,152

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.02%
HOLDRs Oil Services, Expires January, 2013, Exercise Price $160.00	208	23,920

TOTAL CALL OPTIONS PURCHASED (Cost $416,421)		23,920

	Shares	Value
SHORT-TERM INVESTMENTS 26.72%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	36,211,149	36,211,149

Morgan Stanley Institutional Liquidity Fund (0.080% 7-day yield)	3,705,948	3,705,948

TOTAL SHORT-TERM INVESTMENTS (Cost $39,917,097)		39,917,097

		Value
Total Investments - 159.42% (Cost $252,913,096)		238,134,770

Liabilities in Excess of Other Assets - (59.42%)		(88,760,172)

NET ASSETS - 100.00%		$149,374,598

SCHEDULE OF SECURITIES SOLD
SHORT (c)	Shares	Value
COMMON STOCK
Aetna, Inc.	(5,400)	$(196,290)
Alfa Laval AB	(19,067)	(303,456)
Atlas Copco AB	(37,200)	(667,408)
Berkshire Hathaway, Inc. - Class B	(9,631)	(684,186)
BHP Billiton, Ltd.	(6,795)	(451,460)
Caterpillar, Inc.	(21,991)	(1,623,815)
Cie Generale d’Optique Essilor International S.A.	(5,600)	(405,064)
Cliffs Natural Resources, Inc.	(9,791)	(501,005)
Deutsche Bank AG	(20,146)	(697,253)

SCHEDULE OF SECURITIES SOLD
SHORT(c) (continued)	Shares	Value
First Solar, Inc.	(3,500)	$(221,235)
Fluor Corp.	(5,350)	(249,043)
Joy Global, Inc.	(14,355)	(895,465)
Kohl’s Corp.	(5,000)	(245,500)
Petroleo Brasileiro S.A. - ADR	(36,198)	(812,645)
Sandvik AB	(39,200)	(457,053)
Siemens AG	(262)	(23,525)
Starwood Hotels & Resorts Worldwide, Inc.	(6,300)	(244,566)
Suncor Energy, Inc.	(14,517)	(369,313)
TAL International Group, Inc.	(2,309)	(57,586)
Tesla Motors, Inc.	(10,400)	(253,656)
United States Oil Fund LP	(117,460)	(3,582,530)
Vale SA	(65,722)	(1,498,462)
Wynn Resorts, Ltd.	(2,700)	(310,716)

		(14,751,232)

EXCHANGE TRADED FUNDS
iShares® Dow Jones U.S. Real Estate Index Fund	(5,002)	(252,951)
iShares® FTSE China 25 Index Fund	(32,498)	(1,001,913)
iShares® MSCI Australia Index Fund	(42,281)	(848,157)
iShares® MSCI Taiwan Index Fund	(19,645)	(232,007)
iShares® Russell 2000® Index Fund	(19,919)	(1,279,796)
Vanguard REIT ETF	(52,610)	(2,676,271)

		(6,291,095)

TOTAL SECURITIES SOLD SHORT (Proceeds $24,780,972)		$(21,042,327)

10	www.cloughglobal.com

Clough Global Allocation Fund	Statement of Investments
September 30, 2011 (Unaudited)

(a)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of September 30, 2011. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2011.
(c)	Non-income producing security.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, these securities had a total value of $4,958,593 or 3.32% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2011, these securities had a total value of $57,393 or 0.04% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2011, the aggregate market value of those securities was $923,700, representing 0.62% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2011.
(h)	Less than 0.0005%.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	11

Statement of Investments	Clough Global Equity Fund
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 105.90%
Consumer Discretionary 9.76%
Arezzo Industria e Comercio S.A.	44,369	$471,948
Bosideng International Holdings, Ltd.	3,234,000	676,916
CBS Corp. - Class B(a)(b)	87,698	1,787,285
Cie Generale des Etablissements Michelin - Class B	16,916	1,024,601
Coach, Inc.(a)	9,043	468,699
DIRECTV(a)(c)	28,700	1,212,575
Dongfeng Motor Group Co., Ltd. - Class H	350,000	481,804
Focus Media Holding, Ltd.(a)(c)	9,338	156,785
Gafisa S.A. - ADR(a)	44,200	255,034
The Goodyear Tire & Rubber Co.(a)(b)(c)	613,520	6,190,417
Guangzhou Automobile Group Co., Ltd.	12,375	12,188
Hanesbrands, Inc.(a)(b)(c)	33,400	835,334
Liberty Interactive Corp. - Class A(a)(c)	129,086	1,906,600
Liberty Media Corp. - Capital - Series A(a)(b)(c)	12,787	845,476
Liberty Media Corp. - Starz - Series A(a)(c)	2,279	144,853
Man Wah Holdings, Ltd.	1,430,400	563,902
MGM Resorts International(a)(b)(c)	84,337	783,491
NIKE, Inc. - Class B(a)(b)	17,900	1,530,629
Prada S.p.A.(c)	143,500	605,334
Regal Entertainment Group(a)(b)	34,300	402,682
Time Warner, Inc.	12,500	374,625
Valassis Communications, Inc.(a)(b)(c)	45,200	847,048
Viacom, Inc. - Class B(a)	39,400	1,526,356
Visteon Corp.(a)(c)	12,610	542,230

		23,646,812

Consumer Staples 1.24%
Brazil Pharma S.A.(c)(d)	54,612	406,631
China Resources Enterprise, Ltd.	150,900	507,689
Cia de Bebidas das Americas - ADR(a)(b)	42,100	1,290,365
Julio Simoes Logistica S.A.	123,974	552,534

	Shares	Value
Consumer Staples (continued)
Raia S.A.(c)	18,337	$242,348

		2,999,567

Energy 17.21%
Natural Gas Leveraged Exploration & Production 0.99%
Carrizo Oil & Gas, Inc.(a)(b)(c)	22,900	493,495
Chesapeake Energy Corp.(a)	19,800	505,890
El Paso Corp.(a)	21,055	368,042
Forest Oil Corp.(a)(c)	39,368	566,899
Quicksilver Resources, Inc.(a)(c)	62,000	469,960

		2,404,286

Non-North American Producers 1.70%
InterOil Corp.(a)(c)	50,734	2,471,761
Royal Dutch Shell PLC - ADR(a)	26,600	1,636,432

		4,108,193

Oil & Gas & Consumable Fuels 0.86%
Newfield Exploration Co.(a)(b)(c)	20,800	825,552
Seadrill, Ltd.(a)	45,300	1,247,109

		2,072,661

Oil Leveraged Exploration & Production 3.61%
Anadarko Petroleum Corp.(a)(b)	46,851	2,953,955
BP PLC - Sponsored ADR	52,100	1,879,247
Canadian Natural Resources, Ltd.(a)	32,800	960,056
Cenovus Energy, Inc.(a)	17,700	543,567
EOG Resources, Inc.(a)(b)	6,400	454,464
Exxon Mobil Corp.(a)	11,200	813,456
Kodiak Oil & Gas Corp.(a)(c)	79,713	415,305
Occidental Petroleum Corp.(a)(b)	10,238	732,017

		8,752,067

Oil Services & Drillers 8.44%
Baker Hughes, Inc.(a)(b)	58,650	2,707,284
Basic Energy Services, Inc.(a)(c)	17,300	244,968
Calfrac Well Services, Ltd.(a)	24,900	581,927
Cameron International Corp.(a)(b)(c)	38,300	1,590,982
Complete Production Services, Inc.(a)(c)	17,886	337,151
Dresser-Rand Group, Inc.(a)(b)(c)	44,160	1,789,805
Ensco PLC - Sponsored ADR(a)(b)	66,563	2,691,142
Halliburton Co.(a)	35,321	1,077,997
Helmerich & Payne, Inc.(a)	14,179	575,667
Hornbeck Offshore Services, Inc.(a)(c)	43,600	1,086,076
National Oilwell Varco, Inc.(a)(b)	80,732	4,135,093
Oil States International, Inc.(a)(c)	6,200	315,704

12	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2011 (Unaudited)

	Shares	Value
Energy (continued)
Rowan Cos., Inc.(a)(b)(c)	88,300	$2,665,777
Schlumberger, Ltd.(a)(b)	11,059	660,554

		20,460,127

Tankers 1.61%
Golar LNG Partners LP(a)	23,036	589,030
Golar LNG, Ltd.(a)(b)	104,352	3,316,307

		3,905,337

TOTAL ENERGY		41,702,671

Financials 23.19%
Capital Markets 7.61%
Apollo Investment Corp.(a)(b)	379,660	2,855,043
Ares Capital Corp.(a)(b)	383,982	5,287,432
Golub Capital BDC, Inc.(a)(b)	87,100	1,293,435
Indochina Capital Vietnam Holdings, Ltd.(c)(d)(e)	23,394	86,090
Medley Capital Corp.(a)	55,928	563,754
PennantPark Floating Rate Capital, Ltd.(a)(b)	35,700	376,635
PennantPark Investment Corp.(a)	303,083	2,703,501
Solar Capital, Ltd.(a)(b)	215,794	4,343,933
Solar Senior Capital, Ltd.(a)(b)	64,139	916,546

		18,426,369

Commercial Banks 3.12%
Agricultural Bank of China, Ltd. - Class H	5,983,000	1,982,194
Banco do Brasil S.A.	25,973	336,223
Banco Santander Brasil S.A. - ADR(a)	88,600	648,552
Bank of China, Ltd. - Class H	3,959,921	1,245,834
China Construction Bank Corp. - Class H	692,588	426,008
Industrial & Commercial Bank of China - Class H	4,537,129	2,225,625
Lloyds Banking Group PLC(c)	622,700	338,505
Standard Chartered PLC	17,241	351,799

		7,554,740

Diversified Financials 2.36%
Bank of America Corp.(a)(b)	163,795	1,002,425
Citigroup, Inc.(a)(b)	102,472	2,625,333
First Niagara Financial Group, Inc.(a)(b)	67,000	613,050
People’s United Financial, Inc.(a)(b)	66,795	761,463
Valley National Bancorp(a)(b)	68,145	721,656

		5,723,927

	Shares	Value
Financials (continued)
Insurance 0.20%
China Pacific Insurance Group Co., Ltd.(d)	46,583	$136,087
Ping An Insurance Group Co. of China, Ltd. - Class H	62,017	351,998

		488,085

Real Estate Investment Trusts 9.27%
American Capital Agency Corp.(a)	51,462	1,394,620
Annaly Capital Management, Inc.(a)	183,146	3,045,718
Apollo Commercial Real Estate Finance, Inc.(a)	78,200	1,029,894
Ascendas Real Estate Investment Trust	1,370,000	2,126,386
Ascott Residence Trust	682,302	526,894
CapitaCommercial Trust	1,966,000	1,518,205
Capstead Mortgage Corp.(a)(b)	270,178	3,117,854
CYS Investments, Inc.(a)(b)	113,839	1,376,313
Dynex Capital, Inc.(a)(b)	155,613	1,254,241
Hatteras Financial Corp.(a)(b)	196,310	4,939,160
Host Hotels & Resorts, Inc.(a)(b)	32,394	354,390
MFA Financial, Inc.(a)(b)	69,350	486,837
Starwood Property Trust, Inc.(a)(b)	74,566	1,279,553

		22,450,065

Real Estate Management & Development 0.53%
Aliansce Shopping Centers S.A.	25,900	171,496
BHG S.A. - Brazil Hospitality Group(c)	42,939	411,063
BR Malls Participacoes S.A.	37,016	370,898
Iguatemi Empresa de Shopping Centers S.A.	9,124	151,157
Sonae Sierra Brasil S.A.	15,300	179,914

		1,284,528

Thrifts & Mortgage Finance 0.10%
MGIC Investment Corp.(a)(b)(c)	94,894	177,452
Radian Group, Inc.(a)(b)	32,784	71,797

		249,249

TOTAL FINANCIALS		56,176,963

Health Care 1.73%
Abbott Laboratories(a)	19,219	982,860
Health Management Associates, Inc. - Class A(a)(b)(c)	43,900	303,788
LifePoint Hospitals, Inc.(a)(b)(c)	11,500	421,360
Sanofi - ADR(a)(b)	65,900	2,161,520

Semi-Annual Report | September 30, 2011	13

Statement of Investments	Clough Global Equity Fund
September 30, 2011 (Unaudited)

	Shares	Value
Health Care (continued)
Shanghai Pharmaceuticals Holding Co., Ltd.(c)	23,150	$50,418
Tenet Healthcare Corp.(a)(b)(c)	63,400	261,842

		4,181,788

Industrials 7.09%
Air China, Ltd.	204,100	143,887
Daelim Industrial Co., Ltd.	1,912	156,622
GZI Transport, Ltd.	1,254,117	446,093
Jardine Strategic Holdings, Ltd.(a)	39,314	1,034,351
Jiangsu Expressway Co., Ltd. - Class H	1,922,359	1,468,788
McDermott International, Inc.(a)(c)	49,651	534,245
MSCI, Inc. - Class A(a)(b)(c)	12,700	385,191
Santos Brasil Participacoes S.A.	61,082	763,423
Sensata Technologies Holding NV(a)(c)	50,240	1,329,350
TE Connectivity, Ltd.(a)(b)	38,600	1,086,204
TransDigm Group, Inc.(a)(b)(c)	37,749	3,082,961
United Continental Holdings, Inc.(a)(b)(c)	124,015	2,403,411
Verisk Analytics, Inc. - Class A(a)(c)	30,600	1,063,962
WABCO Holdings, Inc.(a)(c)	9,023	341,611
Wesco Aircraft Holdings, Inc.(a)(b)(c)	76,600	837,238
Zhejiang Expressway Co., Ltd. - Class H	3,446,000	2,101,921

		17,179,258

Information Technology 14.03%
Apple, Inc.(a)(b)(c)	25,265	9,630,513
Arrow Electronics, Inc.(a)(b)(c)	74,100	2,058,498
Avnet, Inc.(a)(b)(c)	59,500	1,551,760
Dell, Inc.(a)(b)(c)	49,800	704,670
eBay, Inc.(c)	12,700	374,523
Google, Inc. - Class A(a)(b)(c)	5,559	2,859,438
Ingram Micro, Inc. - Class A(a)(b)(c)	68,700	1,108,131
International Business Machines Corp.(a)(b)	29,400	5,145,882
Microsoft Corp.(a)(b)	336,710	8,380,712
Netease.com(a)(c)	772	29,459
SanDisk Corp.(a)(c)	9,600	387,360
Sina Corp.(a)(c)	5,914	423,502
Sohu.com, Inc.(a)(c)	2,600	125,320

	Shares	Value
Information Technology (continued)
Xerox Corp.(a)(b)	175,082	$1,220,322

		34,000,090

Materials 5.50%
Agnico-Eagle Mines, Ltd.(a)(b)	14,942	889,348
Anglo American PLC - Unsponsored ADR(a)	12,536	214,115
Barrick Gold Corp.(a)(b)	16,600	774,390
Gerdau S.A. - Sponsored ADR(a)(b)	39,858	284,188
Goldcorp, Inc.(a)	28,300	1,291,612
Market Vectors Gold Miners ETF(a)	60,300	3,327,957
Newmont Mining Corp.(a)	8,755	550,689
Owens-Illinois, Inc.(a)(b)(c)	161,309	2,438,992
SPDR® Gold Shares(a)(c)	22,504	3,557,432

		13,328,723

Telecommunication Services 2.48%
Chunghwa Telecom Co., Ltd. - ADR(a)(b)	56,632	1,868,856
DiGi.Com Bhd	55,500	528,836
Maxis Bhd	1,262,900	2,104,504
Philippine Long Distance Telephone Co.	14,825	745,234
StarHub, Ltd.	118,669	259,495
Telekom Malaysia Bhd	395,200	506,301

		6,013,226

Utilities 23.67%
Alliant Energy Corp.(a)(b)	33,200	1,284,176
American Electric Power Co., Inc.(a)(b)	127,100	4,832,342
Babcock & Wilcox Co.(a)(b)(c)	11,310	221,110
CenterPoint Energy, Inc.(a)(b)	113,900	2,234,718
CMS Energy Corp.(a)(b)	98,100	1,941,399
Constellation Energy Group, Inc.(a)(b)	28,500	1,084,710
Dominion Resources, Inc.(a)(b)	56,200	2,853,274
DTE Energy Co.(a)	46,300	2,269,626
Duke Energy Corp.(a)(b)	209,000	4,177,910
Edison International(a)(b)	38,600	1,476,450
Entergy Corp.(a)(b)	16,700	1,107,043
FirstEnergy Corp.(a)	25,400	1,140,714
National Grid PLC - Sponsored ADR(a)(b)	233,700	11,591,520
NiSource, Inc.(a)(b)	121,166	2,590,529
Northeast Utilities(a)(b)	92,736	3,120,566
NV Energy, Inc.(a)(b)	223,200	3,283,272
Oneok, Inc.(a)(b)	59,400	3,922,776

14	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2011 (Unaudited)

	Shares	Value
Utilities (continued)
PG&E Corp.(a)(b)	58,900	$2,492,059
Power Assets Holdings, Ltd.	345,000	2,651,495
PPL Corp.(a)(b)	107,444	3,066,452

		57,342,141

TOTAL COMMON STOCKS (Cost $280,020,879)		256,571,239

EXCHANGE TRADED FUNDS 1.42%
iShares® iBoxx® High Yield Corporate Bond Fund(a)(b)	41,782	3,456,625

TOTAL EXCHANGE TRADED FUNDS (Cost $2,949,748)		3,456,625

PREFERRED STOCKS 0.42%
The Goodyear Tire & Rubber Co., 5.875%(a)	26,000	1,012,700

TOTAL PREFERRED STOCKS (Cost $1,301,625)		1,012,700

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 10.18%
American Axle & Manufacturing, Inc. 03/01/2017, 7.875% (a)(b)	$1,335,000	1,261,575
Anheuser-Busch InBev Worldwide, Inc. 11/17/2015, 9.750% (a)	950,000	512,831
ArvinMeritor, Inc. 03/15/2018, 10.625% (a)	640,000	619,200
BE Aerospace, Inc. 07/01/2018, 8.500% (a)	725,000	779,375
Bombardier, Inc. 05/01/2034, 7.450% (a)(d)	265,000	267,650
China Liansu Group Holdings, Ltd. 05/13/2016, 7.875% (a)(d)	720,000	536,400
CITIC Resources Holdings, Ltd. 05/15/2014, 6.750% (a)(f)	650,000	585,000
Constellation Brands, Inc. 09/01/2016, 7.250% (a)	1,175,000	1,239,625
Crown Americas LLC / Crown Americas Capital Corp. III 02/01/2021, 6.250% (a)(d)	970,000	974,850
Dana Holding Corp. 02/15/2021, 6.750% (a)	830,000	792,650
Felcor Lodging LP 06/01/2019, 6.750% (a)(d)	940,000	846,000
Ford Motor Credit Co. LLC 02/01/2021, 5.750% (a)	1,460,000	1,450,276

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Forest Oil Corp. 06/15/2019, 7.250% (a)	$1,000,000	$980,000
Fosun International, Ltd. 05/12/2016, 7.500% (a)(d)	720,000	572,400
General Cable Corp. 04/01/2017, 7.125% (a)	1,050,000	1,055,250
Gol Finance 07/20/2020, 9.250% (a)(d)	645,000	541,800
Graphic Packaging International, Inc. 10/01/2018, 7.875% (a)	495,000	509,850
Hanesbrands, Inc. 12/15/2020, 6.375% (a)	860,000	838,500
Hidili Industry International Development, Ltd. 11/04/2015, 8.625% (a)(d)	940,000	592,200
Lear Corp. 03/15/2018, 7.875% (a)	950,000	983,250
Levi Strauss & Co. 05/15/2020, 7.625% (a)(b)	1,205,000	1,126,675
Manufacturers & Traders Trust Co. 12/01/2021, 5.629% (a)(g)	1,200,000	1,163,161
Newfield Exploration Co. 05/15/2018, 7.125% (a)	700,000	728,000
Pioneer Natural Resources Co. 03/15/2017, 6.650% (a)	775,000	834,074
Range Resources Corp. 05/15/2019, 8.000% (a)	810,000	891,000
Rearden G Holdings EINS GmbH 03/30/2020, 7.875% (a)(d)	685,000	671,300
TAM Capital 2, Inc. 01/29/2020, 9.500% (a)(f)	775,000	773,063
TAM Capital 3, Inc. 06/03/2021, 8.375% (d)	365,000	339,450
Tenneco, Inc. 08/15/2018, 7.750% (a)(d)	450,000	454,500
Terex Corp. 11/15/2017, 8.000% (a)	485,000	431,650
Visteon Corp. 04/15/2019, 6.750% (a)(d)	1,455,000	1,316,775

TOTAL CORPORATE BONDS (Cost $25,611,347)		24,668,330

ASSET/MORTGAGE BACKED SECURITIES 0.39%
Freddie Mac REMICS
Series 2007-3271, Class AS, 02/15/2037, 37.446%(a)(e)(g)	583,652	723,086
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.301%(a)(g)	150,569	168,947

Semi-Annual Report | September 30, 2011	15

Statement of Investments	Clough Global Equity Fund
September 30, 2011 (Unaudited)

Description and Maturity Date	Principal Amount	Value
ASSET/MORTGAGE BACKED SECURITIES (continued)
Series 2007-37, Class SB, 03/20/2037, 21.301%(a)(g)	$40,543	$47,701

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $754,859)		939,734

FOREIGN GOVERNMENT BONDS 0.58%
Brazilian Government International Bonds
01/05/2016, 12.500% (a)	1,950,000	1,161,548
01/10/2028, 10.250% (a)	424,000	237,904

TOTAL FOREIGN GOVERNMENT BONDS (Cost $1,422,048)		1,399,452

GOVERNMENT & AGENCY OBLIGATIONS 13.23%
U.S. Treasury Bonds
11/15/2020, 2.625% (a)	6,095,000	6,528,318
02/15/2021, 3.625% (a)	6,475,000	7,491,775
05/15/2040, 4.375% (a)	7,400,000	9,555,228
05/15/2041, 4.375%	3,500,000	4,536,336
U.S. Treasury Notes 06/30/2018, 2.375% (a)	3,700,000	3,943,390

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $30,371,884)		32,055,047

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.02%
HOLDRs Oil Services, Expires January, 2013, Exercise Price $160.00	313	35,995

TOTAL CALL OPTIONS PURCHASED (Cost $626,633)		35,995

	Shares	Value
SHORT-TERM INVESTMENTS 27.59%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	60,752,322	60,752,322

Morgan Stanley Institutional Liquidity Fund (0.080% 7-day yield)	6,103,599	6,103,599

TOTAL SHORT-TERM INVESTMENTS (Cost $66,855,921)		66,855,921

		Value
Total Investments - 159.73% (Cost $409,914,944)		$386,995,043

Liabilities in Excess of Other Assets - (59.73%)		(144,710,560)

NET ASSETS - 100.00%		$242,284,483

SCHEDULE OF SECURITIES SOLD SHORT(c)	Shares	Value
COMMON STOCK
Aetna, Inc.	(8,800)	$(319,880)
Alfa Laval AB	(30,867)	(491,256)
Atlas Copco AB	(60,300)	(1,081,847)
Berkshire Hathaway, Inc. - Class B	(15,520)	(1,102,541)
BHP Billiton, Ltd.	(11,076)	(735,889)
Caterpillar, Inc.	(35,974)	(2,656,320)
Cie Generale d’Optique Essilor International S.A.	(9,100)	(658,229)
Cliffs Natural Resources, Inc.	(15,918)	(814,524)
Deutsche Bank AG	(32,738)	(1,133,062)
First Solar, Inc.	(5,800)	(366,618)
Fluor Corp.	(8,674)	(403,775)
Joy Global, Inc.	(23,449)	(1,462,749)
Kohl’s Corp.	(8,100)	(397,710)
Petroleo Brasileiro S.A. - ADR	(58,956)	(1,323,562)
Sandvik AB	(63,600)	(741,545)
Siemens AG	(433)	(38,879)
Starwood Hotels & Resorts Worldwide, Inc.	(10,200)	(395,964)
Suncor Energy, Inc.	(23,631)	(601,173)
TAL International Group, Inc.	(3,789)	(94,498)
Tesla Motors, Inc.	(16,900)	(412,191)
United States Oil Fund LP	(191,229)	(5,832,484)
Vale SA	(106,988)	(2,439,326)
Wynn Resorts, Ltd.	(4,400)	(506,352)

		(24,010,374)

EXCHANGE TRADED FUNDS
iShares® Dow Jones U.S. Real Estate Index Fund	(8,212)	(415,281)
iShares® FTSE China 25 Index Fund	(52,845)	(1,629,211)
iShares® MSCI Australia Index Fund	(68,928)	(1,382,696)
iShares® MSCI Taiwan Index Fund	(32,214)	(380,447)
iShares® Russell 2000® Index Fund	(32,580)	(2,093,265)
Vanguard REIT ETF	(85,926)	(4,371,056)

		(10,271,956)

TOTAL SECURITIES SOLD SHORT (Proceeds $40,384,557)		$(34,282,330)

16	www.cloughglobal.com

Clough Global Equity Fund	Statement of Investments
September 30, 2011 (Unaudited)

(a)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of September 30, 2011. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2011.
(c)	Non-income producing security.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, these securities had a total value of $7,742,133 or 3.20% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2011, these securities had a total value of $809,176 or 0.33% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2011, the aggregate market value of those securities was $1,358,063, representing 0.56% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2011.
(h)	Less than 0.0005%.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	17

Statement of Investments	Clough Global Opportunities Fund
September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS 96.99%
Consumer Discretionary 9.49%
Arezzo Industria e Comercio S.A.	115,295	$1,226,379
Bosideng International Holdings, Ltd.	8,454,000	1,769,528
CBS Corp. - Class B(a)(b)	228,822	4,663,392
Cie Generale des Etablissements Michelin - Class B	44,205	2,677,494
Coach, Inc.(a)	23,698	1,228,267
DIRECTV(a)(c)	75,400	3,185,650
Dongfeng Motor Group Co., Ltd. - Class H	911,000	1,254,067
Focus Media Holding, Ltd.(a)(c)	24,554	412,262
Gafisa S.A. - ADR(a)	115,700	667,589
The Goodyear Tire & Rubber Co.(a)(b)(c)	1,587,346	16,016,321
Guangzhou Automobile Group Co., Ltd.	30,786	30,322
Hanesbrands, Inc.(a)(c)	43,600	1,090,436
Liberty Interactive Corp. - Class A(a)(c)	334,902	4,946,503
Liberty Media Corp. - Capital - Series A(a)(b)(c)	33,546	2,218,062
Liberty Media Corp. - Starz - Series A(a)(b)(c)	6,036	383,648
Man Wah Holdings, Ltd.	3,753,700	1,479,808
MGM Resorts International(a)(c)	219,728	2,041,273
NIKE, Inc. - Class B(a)(b)	46,600	3,984,766
Prada S.p.A.(c)	371,600	1,567,540
Regal Entertainment Group(a)(b)	89,600	1,051,904
Time Warner, Inc.	32,800	983,016
Valassis Communications, Inc.(a)(b)(c)	87,300	1,636,002
Viacom, Inc. - Class B(a)(b)	102,700	3,978,598
Visteon Corp.(a)(c)	32,963	1,417,409

		59,910,236

Consumer Staples 1.24%
Brazil Pharma S.A.(c)(d)	141,487	1,053,486
China Resources Enterprise, Ltd.	390,600	1,314,138
Cia de Bebidas das Americas - ADR(a)	109,900	3,368,435
Julio Simoes Logistica S.A.	322,786	1,438,610

	Shares	Value
Consumer Staples (continued)
Raia S.A.(c)	47,602	$629,124

		7,803,793

Energy 16.87%
Natural Gas Leveraged Exploration & Production 1.02%
Carrizo Oil & Gas, Inc.(a)(c)	59,700	1,286,535
Chesapeake Energy Corp.(a)	51,800	1,323,490
El Paso Corp.(a)	64,008	1,118,860
Forest Oil Corp.(a)(c)	102,485	1,475,784
Quicksilver Resources, Inc.(a)(c)	161,800	1,226,444

		6,431,113

Non-North American Producers 1.70%
InterOil Corp.(a)(b)(c)	133,009	6,480,199
Royal Dutch Shell PLC - ADR(a)(b)	69,300	4,263,336

		10,743,535

Oil & Gas & Consumable Fuels 0.79%
Newfield Exploration Co.(a)(b)(c)	42,800	1,698,732
Seadrill, Ltd.(a)	118,800	3,270,564

		4,969,296

Oil Leveraged Exploration & Production 3.57%
Anadarko Petroleum Corp.(a)(b)	121,982	7,690,965
BP PLC - Sponsored ADR	136,600	4,927,162
Canadian Natural Resources, Ltd.(a)	91,800	2,686,986
Cenovus Energy, Inc.(a)	46,200	1,418,802
EOG Resources, Inc.(a)	16,800	1,192,968
Exxon Mobil Corp.(a)(b)	29,200	2,120,796
Kodiak Oil & Gas Corp.(a)(c)	208,017	1,083,769
Occidental Petroleum Corp.(a)(b)	19,967	1,427,640

		22,549,088

Oil Services & Drillers 8.36%
Baker Hughes, Inc.(a)(b)	148,400	6,850,144
Basic Energy Services, Inc.(a)(b)(c)	45,300	641,448
Calfrac Well Services, Ltd.(a)	61,000	1,425,604
Cameron International Corp.(a)(c)	100,200	4,162,308
Complete Production Services, Inc.(a)(c)	46,591	878,240
Dresser-Rand Group, Inc.(a)(b)(c)	114,949	4,658,883
Ensco PLC - Sponsored ADR(a)(b)	173,198	7,002,395
Halliburton Co.(a)(b)	82,011	2,502,976
Helmerich & Payne, Inc.(a)(b)	37,893	1,538,456
Hornbeck Offshore Services, Inc.(a)(c)	114,400	2,849,704

18	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2011 (Unaudited)

	Shares	Value
Energy (continued)
National Oilwell Varco, Inc.(a)(b)	211,087	$10,811,876
Oil States International, Inc.(a)(c)	16,100	819,812
Rowan Cos., Inc.(a)(c)	229,600	6,931,624
Schlumberger, Ltd.(a)	28,309	1,690,896

		52,764,366

Tankers 1.43%
Golar LNG Partners LP(a)	59,844	1,530,211
Golar LNG, Ltd.(a)(b)	235,183	7,474,116

		9,004,327

TOTAL ENERGY		106,461,725

Financials 22.90%
Capital Markets 7.42%
Apollo Investment Corp.(a)(b)	990,507	7,448,612
Ares Capital Corp.(a)(b)	971,969	13,384,013
Golub Capital BDC, Inc.(a)(b)	226,900	3,369,465
Indochina Capital Vietnam Holdings, Ltd.(c)(d)(e)	54,585	200,873
Medley Capital Corp.(a)(b)	146,188	1,473,575
PennantPark Floating Rate Capital, Ltd.(a)	92,500	975,875
PennantPark Investment Corp.(a)	707,590	6,311,703
Solar Capital, Ltd.(a)(b)	559,577	11,264,285
Solar Senior Capital, Ltd.(a)(b)	167,431	2,392,589

		46,820,990

Commercial Banks 3.12%
Agricultural Bank of China, Ltd. - Class H	15,608,000	5,170,999
Banco do Brasil S.A.	66,954	866,725
Banco Santander Brasil S.A. - ADR(a)	229,200	1,677,744
Bank of China, Ltd. - Class H	10,327,753	3,249,223
China Construction Bank Corp. - Class H	1,816,103	1,117,078
Industrial & Commercial Bank of China - Class H	11,834,575	5,805,285
Lloyds Banking Group PLC(c)	1,633,400	887,931
Standard Chartered PLC	44,965	917,500

		19,692,485

Diversified Financials 2.35%
Bank of America Corp.(a)(b)	406,708	2,489,053
Citigroup, Inc.(a)(b)	266,380	6,824,656
First Niagara Financial Group, Inc.(a)(b)	175,200	1,603,080
People’s United Financial, Inc.(a)(b)	174,693	1,991,500

	Shares	Value
Financials (continued)
Valley National Bancorp(a)(b)	178,185	$1,886,979

		14,795,268

Insurance 0.20%
China Pacific Insurance Group Co., Ltd.(d)	120,646	352,454
Ping An Insurance Group Co. of China, Ltd. - Class H	163,777	929,571

		1,282,025

Real Estate Investment Trusts 9.18%
American Capital Agency Corp.(a)(b)	133,586	3,620,181
Annaly Capital Management, Inc.(a)(b)	455,477	7,574,582
Apollo Commercial Real Estate Finance, Inc.(a)	202,400	2,665,608
Ascendas Real Estate Investment Trust	3,597,000	5,582,927
Ascott Residence Trust	1,781,824	1,375,978
CapitaCommercial Trust	5,159,000	3,983,936
Capstead Mortgage Corp.(a)(b)	704,979	8,135,458
CYS Investments, Inc.(a)(b)	297,822	3,600,668
Dynex Capital, Inc.(a)(b)	405,253	3,266,339
Hatteras Financial Corp.(a)(b)	500,992	12,604,959
Host Hotels & Resorts, Inc.(a)(b)	84,281	922,034
MFA Financial, Inc.(a)	182,205	1,279,079
Starwood Property Trust, Inc.(a)(b)	194,950	3,345,342

		57,957,091

Real Estate Management & Development 0.53%
Aliansce Shopping Centers S.A.	67,600	447,611
BHG S.A. - Brazil Hospitality Group(c)	111,949	1,071,709
BR Malls Participacoes S.A.	96,558	967,506
Iguatemi Empresa de Shopping Centers S.A.	23,796	394,227
Sonae Sierra Brasil S.A.	39,800	468,011

		3,349,064

Thrifts & Mortgage Finance 0.10%
MGIC Investment Corp.(a)(b)(c)	243,573	455,482
Radian Group, Inc.(a)(b)	84,576	185,221

		640,703

TOTAL FINANCIALS		144,537,626

Health Care 1.73%
Abbott Laboratories(a)(b)	50,252	2,569,887

Semi-Annual Report | September 30, 2011	19

Statement of Investments	Clough Global Opportunities Fund
September 30, 2011 (Unaudited)

	Shares	Value
Health Care (continued)
Health Management Associates, Inc. - Class A(a)(c)	114,500	$792,340
LifePoint Hospitals, Inc.(a)(b)(c)	30,000	1,099,200
Sanofi - ADR(a)(b)	172,000	5,641,600
Shanghai Pharmaceuticals Holding Co., Ltd.(c)	59,800	130,237
Tenet Healthcare Corp.(a)(b)(c)	165,200	682,276

		10,915,540

Industrials 7.12%
Air China, Ltd.	531,200	374,488
Daelim Industrial Co., Ltd.	4,990	408,756
GZI Transport, Ltd.	3,273,315	1,164,327
Jardine Strategic Holdings, Ltd.	105,255	2,769,259
Jiangsu Expressway Co., Ltd. - Class H	5,044,918	3,854,594
McDermott International, Inc.(a)(c)	129,295	1,391,214
MSCI, Inc. - Class A(a)(b)(c)	33,300	1,009,989
Santos Brasil Participacoes S.A.	159,042	1,987,761
Sensata Technologies Holding NV(a)(b)(c)	131,100	3,468,906
TE Connectivity, Ltd.(a)(b)	100,500	2,828,070
TransDigm Group, Inc.(a)(b)(c)	97,447	7,958,496
United Continental Holdings, Inc.(a)(b)(c)	324,574	6,290,244
Verisk Analytics, Inc. - Class A(a)(b)(c)	81,313	2,827,253
WABCO Holdings, Inc.(a)(c)	23,496	889,559
Wesco Aircraft Holdings, Inc.(a)(b)(c)	198,300	2,167,419
Zhejiang Expressway Co., Ltd. - Class H	9,044,000	5,516,475

		44,906,810

Information Technology 13.92%
Apple, Inc.(a)(b)(c)	65,871	25,108,708
Arrow Electronics, Inc.(a)(b)(c)	193,600	5,378,208
Avnet, Inc.(a)(b)(c)	155,300	4,050,224
Dell, Inc.(a)(b)(c)	129,500	1,832,425
eBay, Inc.(c)	33,300	982,017
Google, Inc. - Class A(a)(b)(c)	14,441	7,428,162
Ingram Micro, Inc. - Class A(a)(b)(c)	179,300	2,892,109
International Business Machines Corp.(a)(b)	76,800	13,442,304
Microsoft Corp.(a)(b)	880,159	21,907,157
Netease.com(a)(c)	1,980	75,557

	Shares	Value
Information Technology (continued)
SanDisk Corp.(a)(c)	25,100	$1,012,785
Sina Corp.(a)(c)	15,436	1,105,372
Sohu.com, Inc.(a)(c)	6,700	322,940
Xerox Corp.(a)(b)	331,794	2,312,604

		87,850,572

Materials 5.52%
Agnico-Eagle Mines, Ltd.(a)(b)	39,298	2,339,017
Anglo American PLC - Unsponsored ADR(a)	31,180	532,554
Barrick Gold Corp.(a)	43,700	2,038,605
Gerdau S.A. - Sponsored ADR(a)(b)	103,111	735,182
Goldcorp, Inc.(a)	74,200	3,386,488
Market Vectors Gold Miners ETF(a)	157,800	8,708,982
Newmont Mining Corp.(a)	23,016	1,447,706
Owens-Illinois, Inc.(a)(b)(c)	418,697	6,330,699
SPDR® Gold Shares(a)(c)	59,079	9,339,208

		34,858,441

Telecommunication Services 2.49%
Chunghwa Telecom Co., Ltd. - ADR(a)	147,418	4,864,794
DiGi.Com Bhd	145,000	1,381,644
Maxis Bhd	3,314,700	5,523,635
Philippine Long Distance Telephone Co.	38,690	1,944,897
StarHub, Ltd.	308,893	675,460
Telekom Malaysia Bhd	1,033,200	1,323,661

		15,714,091

Utilities 15.71%
American Electric Power Co., Inc.(a)(b)	182,400	6,934,848
Babcock & Wilcox Co.(a)(b)(c)	33,771	660,223
CenterPoint Energy, Inc.(a)(b)	259,600	5,093,352
CMS Energy Corp.(a)(b)	185,500	3,671,045
Dominion Resources, Inc.(a)(b)	129,100	6,554,407
DTE Energy Co.(a)	100,700	4,936,314
Edison International(a)(b)	90,500	3,461,625
FirstEnergy Corp.(a)	66,100	2,968,551
National Grid PLC - Sponsored ADR(a)(b)	585,400	29,035,840
NiSource, Inc.(a)(b)	223,543	4,779,350
Northeast Utilities(a)(b)	228,648	7,694,005
Oneok, Inc.(a)(b)	129,900	8,578,596
Power Assets Holdings, Ltd.	905,500	6,959,213

20	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2011 (Unaudited)

	Shares	Value
Utilities (continued)
PPL Corp.(a)(b)	273,165	$7,796,129

		99,123,498

TOTAL COMMON STOCKS (Cost $679,294,339)		612,082,332

EXCHANGE TRADED FUNDS 0.93%
iShares® iBoxx® High Yield Corporate Bond Fund(a)(b)	70,841	5,860,676

TOTAL EXCHANGE TRADED FUNDS (Cost $5,033,273)		5,860,676

PREFERRED STOCKS 0.42%
The Goodyear Tire & Rubber Co., 5.875%(a)	67,800	2,640,810

TOTAL PREFERRED STOCKS (Cost $3,394,237)		2,640,810

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS 10.44%
American Axle & Manufacturing, Inc. 03/01/2017, 7.875% (a)(b)	$3,765,000	3,557,925
Anheuser-Busch InBev Worldwide, Inc. 11/17/2015, 9.750% (a)	2,500,000	1,349,555
ArvinMeritor, Inc. 03/15/2018, 10.625% (a)	1,805,000	1,746,337
BE Aerospace, Inc. 07/01/2018, 8.500% (a)	2,100,000	2,257,500
Bombardier, Inc. 05/01/2034, 7.450% (a)(d)	720,000	727,200
China Liansu Group Holdings, Ltd. 05/13/2016, 7.875% (a)(d)	1,835,000	1,367,075
CITIC Resources Holdings, Ltd. 05/15/2014, 6.750% (a)(f)	1,900,000	1,710,000
Constellation Brands, Inc. 09/01/2016, 7.250% (a)	3,050,000	3,217,750
Crown Americas LLC / Crown Americas Capital Corp. III 02/01/2021, 6.250% (a)(d)	2,435,000	2,447,175
Dana Holding Corp. 02/15/2021, 6.750% (a)	2,165,000	2,067,575
Felcor Lodging LP 06/01/2019, 6.750% (a)(d)	2,460,000	2,214,000
Ford Motor Credit Co. LLC 02/01/2021, 5.750% (a)	3,650,000	3,625,691
Forest Oil Corp. 06/15/2019, 7.250% (a)	2,400,000	2,352,000

Description and Maturity Date	Principal Amount	Value
CORPORATE BONDS (continued)
Fosun International, Ltd. 05/12/2016, 7.500% (a)(d)	$1,835,000	$1,458,825
General Cable Corp. 04/01/2017, 7.125% (a)	2,900,000	2,914,500
Gol Finance 07/20/2020, 9.250% (a)(d)	2,310,000	1,940,400
Graphic Packaging International, Inc. 10/01/2018, 7.875% (a)	1,300,000	1,339,000
Hanesbrands, Inc. 12/15/2020, 6.375% (a)	2,105,000	2,052,375
Hidili Industry International Development, Ltd. 11/04/2015, 8.625% (a)(d)	2,475,000	1,559,250
Lear Corp. 03/15/2018, 7.875% (a)	2,450,000	2,535,750
Levi Strauss & Co. 05/15/2020, 7.625% (a)(b)	3,055,000	2,856,425
Manufacturers & Traders Trust Co. 12/01/2021, 5.629% (a)(g)	3,060,000	2,966,061
Newfield Exploration Co. 05/15/2018, 7.125% (a)	1,900,000	1,976,000
Pioneer Natural Resources Co. 03/15/2017, 6.650% (a)	2,200,000	2,367,695
Range Resources Corp. 05/15/2019, 8.000% (a)	2,490,000	2,739,000
Rearden G Holdings EINS GmbH 03/30/2020, 7.875% (a)(d)	1,875,000	1,837,500
TAM Capital 2, Inc. 01/29/2020, 9.500% (a)(f)	2,205,000	2,199,488
TAM Capital 3, Inc. 06/03/2021, 8.375% (d)	910,000	846,300
Tenneco, Inc. 08/15/2018, 7.750% (a)(d)	1,250,000	1,262,500
Terex Corp. 11/15/2017, 8.000% (a)	1,215,000	1,081,350
Visteon Corp. 04/15/2019, 6.750% (a)(d)	3,650,000	3,303,250

TOTAL CORPORATE BONDS (Cost $68,316,403)		65,875,452

ASSET/MORTGAGE BACKED SECURITIES 0.09%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037, 21.301%(a)(g)	405,891	455,432
Series 2007-37, Class SB, 03/20/2037, 21.301%(a)(g)	109,293	128,590

TOTAL ASSET/MORTGAGE BACKED SECURITIES (Cost $480,787)		584,022

Semi-Annual Report | September 30, 2011	21

Statement of Investments	Clough Global Opportunities Fund
September 30, 2011 (Unaudited)

Description and Maturity Date	Principal Amount	Value
FOREIGN GOVERNMENT BONDS 0.69%
Brazilian Government International Bonds
01/05/2016, 12.500% (a)	$6,275,000	$3,737,801
01/10/2028, 10.250% (a)	1,099,000	616,644

TOTAL FOREIGN GOVERNMENT BONDS (Cost $4,399,075)		4,354,445

GOVERNMENT & AGENCY OBLIGATIONS 24.11%
U.S. Treasury Bonds
11/15/2020, 2.625% (a)	23,330,000	24,988,623
02/15/2021, 3.625% (a)	31,115,000	36,001,019
05/15/2040, 4.375% (a)	16,850,000	21,757,512
05/15/2041, 4.375%	11,000,000	14,257,056
U.S. Treasury Notes
06/30/2018, 2.375% (a)	51,750,000	55,154,167

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $145,159,683)		152,158,377

	Number of Contracts	Value
CALL OPTIONS PURCHASED 0.21%
AMR Corp., Expires January, 2012, Exercise Price $10.00	2,000	4,000
HOLDRs Oil Services, Expires January, 2013, Exercise Price $160.00	838	96,370
Microsoft Corp., Expires January, 2012, Exercise Price $27.50	13,500	1,019,250
Microsoft Corp., Expires January, 2013, Exercise Price $30.00	1,792	241,024

TOTAL CALL OPTIONS PURCHASED (Cost $6,856,097)		1,360,644

	Shares	Value
SHORT-TERM INVESTMENTS 26.48%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(h)	151,346,809	151,346,809

Morgan Stanley Institutional Liquidity Fund (0.080% 7-day yield)	15,745,173	15,745,173

TOTAL SHORT-TERM INVESTMENTS (Cost $167,091,982)		167,091,982

		Value
Total Investments - 160.36% (Cost $1,080,025,876)		$1,012,008,740
Liabilities in Excess of Other Assets - (60.36%)		(380,936,357)

NET ASSETS - 100.00%		$631,072,383

SCHEDULE OF SECURITIES SOLD
SHORT (c)	Shares	Value
COMMON STOCK
Aetna, Inc.	(22,600)	$(821,510)
Alfa Laval AB	(81,334)	(1,294,450)
Atlas Copco AB	(158,800)	(2,849,043)
Berkshire Hathaway, Inc. - Class B	(40,814)	(2,899,427)
BHP Billiton, Ltd.	(28,992)	(1,926,228)
Caterpillar, Inc.	(93,990)	(6,940,222)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(1,786,623)
Cliffs Natural Resources, Inc.	(41,827)	(2,140,288)
Deutsche Bank AG	(85,903)	(2,973,103)
First Solar, Inc.	(15,100)	(954,471)
Fluor Corp.	(22,866)	(1,064,412)
Joy Global, Inc.	(61,450)	(3,833,251)
Kohl’s Corp.	(20,900)	(1,026,190)
Petroleo Brasileiro S.A. - ADR	(154,223)	(3,462,306)
Sandvik AB	(167,300)	(1,950,636)
Siemens AG	(1,146)	(102,899)
Starwood Hotels & Resorts Worldwide, Inc.	(26,900)	(1,044,258)
Suncor Energy, Inc.	(61,833)	(1,573,031)
TAL International Group, Inc.	(9,889)	(246,632)
Tesla Motors, Inc.	(44,400)	(1,082,916)
United States Oil Fund LP	(500,961)	(15,279,310)
Vale SA	(280,562)	(6,396,814)
Wynn Resorts, Ltd.	(11,500)	(1,323,420)

		(62,971,440)

EXCHANGE TRADED FUNDS
iShares® Dow Jones U.S. Real Estate Index Fund	(21,424)	(1,083,412)
iShares® FTSE China 25 Index Fund	(138,673)	(4,275,289)
iShares® MSCI Australia Index Fund	(180,341)	(3,617,640)
iShares® MSCI Taiwan Index Fund	(84,038)	(992,489)
iShares® Russell 2000® Index Fund	(85,036)	(5,463,563)
Vanguard REIT ETF	(221,797)	(11,282,813)

		(26,715,206)

TOTAL SECURITIES SOLD SHORT (Proceeds $105,631,811)		$(89,686,646)

22	www.cloughglobal.com

Clough Global Opportunities Fund	Statement of Investments
September 30, 2011 (Unaudited)

(a)	Pledged security;a portion or all of the security is pledged as collateral for securities sold short or borrowings as of September 30, 2011. (See Note 1 and Note 6)
(b)	Loaned security; a portion or all of the security is on loan at September 30, 2011.
(c)	Non-income producing security.
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2011, these securities had a total value of $20,570,288 or 3.26% of net assets.

(e)

Fair valued security; valued by management in accordance with procedures approved by the Fund’s Board of Trustees. As of September 30, 2011, these securities had a total value of $200,873 or 0.03% of total net assets.

(f)

Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. As of September 30, 2011, the aggregate market value of those securities was $3,909,488, representing 0.62% of net assets.

(g)	Floating or variable rate security - rate disclosed as of September 30, 2011.
(h)	Less than 0.0005%.

Abbreviations:

AB - Aktiebolag is the Swedish equivalent of the term corporation

ADR - American Depositary Receipt

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Bhd - Berhad (in Malaysia, a form of a public company)

ETF - Exchange Traded Fund

FTSE - Financial Times and the London Stock Exchange

GmbH - a form of a limited liability corporation common in German-speaking countries

HOLDRs - Holding Company Depository Receipt

LLC - Limited Liability Corporation

LP - Limited Partnership

Ltd. - Limited

MSCI - Morgan Stanley Capital International

NV - Naamloze Vennootschap (Dutch: Limited Liability Company)

PLC - Public Limited Liability

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S.p.A. - Societa` Per Azioni is an Italian shared company

SPDR - Standard & Poor’s Depositary Receipt

For Fund compliance purposes, each Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by each Fund’s management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	23

Statements of Assets and Liabilities	Clough Global Funds
September 30, 2011 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
ASSETS:

Investments, at value (Cost - see below)	$238,134,770	$386,995,043	$1,012,008,740
Cash	152,097	254,974	644,115
Foreign Currency, at value (Cost $19,343, $31,613 and $83,063)	19,343	31,613	83,063
Deposit with broker for securities sold short	24,920,939	40,603,222	106,229,474
Dividends receivable	716,826	1,220,467	3,019,089
Interest receivable	653,754	852,744	2,626,408
Receivable for investments sold	3,471,763	5,412,738	14,681,876
Total Assets	268,069,492	435,370,801	1,139,292,765

LIABILITIES:

Loan payable	89,800,000	147,000,000	388,900,000
Interest due on loan payable	7,350	12,031	31,830
Securities sold short (Proceeds $24,780,972, $40,384,557 and $105,631,811)	21,042,327	34,282,330	89,686,646
Payable for investments purchased	7,596,871	11,302,320	28,225,235
Dividends payable - short sales	3,444	5,616	14,684
Interest payable - margin account	17,558	28,611	74,777
Accrued investment advisory fee	159,581	333,900	973,045
Accrued administration fee	64,972	118,720	311,374
Accrued trustees fee	2,791	2,790	2,791
Total Liabilities	118,694,894	193,086,318	508,220,382
Net Assets	$149,374,598	$242,284,483	$631,072,383

Cost of Investments	$252,913,096	$409,914,944	$1,080,025,876

COMPOSITION OF NET ASSETS:

Paid-in capital	$181,095,134	$298,604,829	$838,408,606
Overdistributed net investment income	(4,614,406)	(8,068,105)	(23,120,725)
Accumulated net realized loss on investment securities, written options, securities sold short and foreign currency transactions	(16,049,534)	(31,416,190)	(132,094,146)
Net unrealized depreciation in value of investment securities, written options, securities sold short and translation of assets and liabilities denominated in foreign currency	(11,056,596)	(16,836,051)	(52,121,352)
Net Assets	$149,374,598	$242,284,483	$631,072,383

Shares of common stock outstanding of no par value, unlimited shares authorized	10,434,606	17,840,705	51,736,859

Net assets value per share	$14.32	$13.58	$12.20

See Notes to the Financial Statements.

24	www.cloughglobal.com

Clough Global Funds	Statements of Operations
For the Six Months Ended September 30, 2011 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
INVESTMENT INCOME:

Dividends (net of foreign withholding taxes of $77,596, $127,295 and $332,622)	$3,395,032	$5,913,941	$14,164,451
Interest on investment securities	1,331,946	1,940,793	5,761,966
Hypothecated securities income (See Note 6)	37,304	51,594	135,449
Total Income	4,764,282	7,906,328	20,061,866

EXPENSES:

Investment advisory fee	1,035,658	2,176,275	6,315,432
Administration fee	421,661	773,787	2,020,938
Interest on loan	630,148	1,031,534	2,729,005
Interest expense - margin account	98,683	161,237	419,799
Trustees fee	66,753	66,753	66,753
Dividend expense - short sales	165,786	270,731	704,107
Other expenses	355	355	355
Total Expenses	2,419,044	4,480,672	12,256,389
Net Investment Income	2,345,238	3,425,656	7,805,477

NET REALIZED GAIN ON:
Investment securities	1,444,418	1,078,187	7,994,044
Securities sold short	1,991,167	3,280,504	8,605,711
Written options	50,268	75,696	203,700
Foreign currency transactions	674,417	1,121,303	2,854,640
NET CHANGE IN UNREALIZED APPRECIATION/ (DEPRECIATION) ON:
Investment securities	(43,805,909)	(73,037,056)	(187,673,589)
Securities sold short	1,686,391	2,742,224	7,107,575
Translation of assets and liabilities denominated in foreign currencies	(252,567)	(409,296)	(1,064,773)
Net loss on investment securities, written options, securities sold short and foreign currency transactions	(38,211,815)	(65,148,438)	(161,972,692)
Net Decrease in Net Assets Attributable to Common Shares from Operations	$(35,866,577)	$(61,722,782)	$(154,167,215)

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	25

Statements of Changes in Net Assets	Clough Global Funds

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011

COMMON SHAREHOLDERS OPERATIONS:

Net investment income	$2,345,238	$3,976,232	$3,425,656	$5,360,821	$7,805,477	$13,033,273
Net realized gain/(loss) from:
Investment securities	1,444,418	25,713,336	1,078,187	39,676,674	7,994,044	109,950,500
Securities sold short	1,991,167	(7,980,536)	3,280,504	(13,094,188)	8,605,711	(33,435,924)
Written options	50,268	4,495,684	75,696	7,275,856	203,700	18,887,512
Foreign currency transactions	674,417	(320,679)	1,121,303	(528,398)	2,854,640	(1,387,326)
Net change in unrealized appreciation/(depreciation) on investment securities, written options, securities sold short and translation of assets and liabilities denominated in foreign currencies	(42,372,085)	1,822,685	(70,704,128)	5,782,193	(181,630,787)	2,404,284
Net Increase/(Decrease) in Net Assets From Operations	(35,866,577)	27,706,723	(61,722,782)	44,472,958	(154,167,215)	109,452,318

DISTRIBUTIONS TO COMMON SHAREHOLDERS:

Net investment income	(6,260,763)	(12,521,527)	(10,347,609)	(20,695,217)	(27,937,903)	(55,875,807)
Net Decrease in Net Assets from Distributions	(6,260,763)	(12,521,527)	(10,347,609)	(20,695,217)	(27,937,903)	(55,875,807)
Net Increase/(Decrease) in Net Assets Attributable to Common Shares	(42,127,340)	15,185,196	(72,070,391)	23,777,741	(182,105,118)	53,576,511

NET ASSETS ATTRIBUABLE TO COMMON SHARES:

Beginning of period	191,501,938	176,316,742	314,354,874	290,577,133	813,177,501	759,600,990
End of period*	$149,374,598	$191,501,938	$242,284,483	$314,354,874	$631,072,383	$813,177,501

*Includes Overdistributed Net Investment Income of:	$(4,614,406)	$(698,881)	$(8,068,105)	$(1,146,152)	$(23,120,725)	$(2,988,299)

See Notes to the Financial Statements.

26	www.cloughglobal.com

Clough Global Funds	Statements of Cash Flows
For the Six Months Ended September 30, 2011 (Unaudited)

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(35,866,577)	$(61,722,782)	$(154,167,215)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash provided in operating activities:
Purchase of investment securities	(184,974,683)	(280,959,077)	(792,616,478)
Proceeds from disposition of investment securities	213,266,907	331,066,044	917,182,648
Proceeds from securities sold short transactions	78,200,394	127,850,062	333,831,881
Cover securities sold short transactions	(65,468,512)	(107,140,407)	(279,333,127)
Premiums received from written options transactions	145,177	218,463	584,894
Premiums paid on closing written options transactions	(94,908)	(142,766)	(381,193)
Purchased options transactions	(416,421)	(626,633)	(1,677,695)
Net proceeds from short-term investment securities	(35,676,082)	(61,825,781)	(153,352,760)
Net realized gain from investment securities	(1,444,418)	(1,078,187)	(7,994,044)
Net realized gain on securities sold short	(1,991,167)	(3,280,504)	(8,605,711)
Net realized gain on written options	(50,268)	(75,696)	(203,700)
Net realized gain on foreign currency transactions	(674,417)	(1,121,303)	(2,854,640)
Net change in unrealized depreciation on investment securities	42,372,085	70,704,128	181,630,787
Premium amortization	94,044	107,692	475,237
Discount accretion	(19,512)	(29,549)	(81,580)
Increase in deposits with brokers for securities sold short and written options	(8,901,002)	(14,433,828)	(38,150,041)
Increase in dividends receivable	(17,492)	(25,375)	(45,737)
Decrease in interest receivable	148,827	277,213	904,091
Increase in interest due on loan payable	347	567	1,501
Increase in dividends payable - short sales	2,626	4,280	11,189
Increase in interest payable - margin account	5,733	9,237	24,747
Decrease in accrued investment advisory fee	(18,393)	(41,786)	(114,288)
Decrease in accrued administration fee	(7,489)	(14,857)	(36,573)
Decrease in accrued trustees fee	(1,063)	(1,064)	(1,063)
Net cash provided by operating activities	(1,386,264)	(2,281,909)	(4,968,870)

CASH FLOWS FROM FINANCING ACTIVITIES:
Cash distributions paid	(6,260,763)	(10,347,609)	(27,937,903)
Net cash used in financing activities	(6,260,763)	(10,347,609)	(27,937,903)

Net decrease in cash	(7,647,027)	(12,629,518)	(32,906,773)

Cash and foreign currency, beginning of period	$7,818,467	$12,916,105	$33,633,951
Cash and foreign currency, ending of period	$171,440	$286,587	$727,178

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$629,801	$1,030,967	$2,727,504

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	27

Financial Highlights	Clough Global Allocation Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$18.35	$16.90	$13.24	$21.60	$22.61	$24.42
Income from investment operations:
Net investment income	0.22*	0.38*	0.32*	0.30*	0.46*	1.79
Net realized and unrealized gain/(loss) on investments	(3.65)	2.27	4.44	(7.05)	1.47	(0.98)
Distributions to preferred shareholders from:
Net investment income	–	–	–	(0.05)	(0.49)	(0.47)
Total Income from Investment Operations	(3.43)	2.65	4.76	(6.80)	1.44	0.34

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.60)	(1.20)	(0.46)	(0.81)	(1.72)	(1.44)
Net realized gains	–	–	–	(0.31)	(0.73)	(0.71)
Tax return of capital	–	–	(0.64)	(0.44)	–	–
Total Distributions to Common Shareholders	(0.60)	(1.20)	(1.10)	(1.56)	(2.45)	(2.15)

Net asset value - end of period	$14.32	$18.35	$16.90	$13.24	$21.60	$22.61

Market price - end of period	$12.40	$16.24	$15.92	$10.68	$18.90	$20.82

Total Investment Return - Net Asset Value:(1)	(18.92)%	17.30%	38.14%	(32.20)%	7.10%	1.59%
Total Investment Return - Market Price:(1)	(20.67)%	10.20%	61.32%	(37.50)%	1.77%	(4.77)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$149,375	$191,502	$176,317	$138,185	$225,359	$235,962
Ratios to average net assets attributable to common shareholders:
Total expenses	2.73%(2)	2.87%	3.22%	3.35%(3)	2.10%(3)	2.02%(3)
Total expenses excluding interest expense and dividends on short sales expense	1.72%(2)	1.74%	1.88%	2.76%(3)	1.73%(3)	1.75%(3)
Net investment income	2.65%(2)	2.28%	1.96%	1.73%(3)	2.02%(3)	2.63%(3)
Preferred share dividends	N/A	N/A	N/A	0.30%	2.14%	2.10%
Portfolio turnover rate	78%	172%	115%	233%	136%	187%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period, including dividends on preferred shares (000s)	N/A	N/A	N/A	–(4)	$95,052	$95,042
Total shares outstanding (000s)	N/A	N/A	N/A	–(4)	3.8	3.8
Asset coverage per share(5)	N/A	N/A	N/A	–(4)	$84,319	$87,106
Liquidation preference per share	N/A	N/A	N/A	–(4)	$25,000	$25,000
Average market value per share(6)	N/A	N/A	N/A	–(4)	$25,000	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$89,800	$89,800	$89,800	$60,200	N/A	N/A
Asset Coverage Per $1,000 (000s)	$2,663	$3,133	$2,963	$3,295	N/A	N/A

28	www.cloughglobal.com

Clough Global Allocation Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.

(2)	Annualized.
(3)	Ratios do not reflect dividend payments to preferred shareholders.
(4)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 22, 2008.
(5)	Calculated by subtracting the Fund’s total liabilities (excluding preferred shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(6)	Based on monthly prices.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	29

Financial Highlights	Clough Global Equity Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$17.62	$16.29	$12.28	$20.88	$22.17	$23.74
Income from investment operations:
Net investment income	0.19*	0.30*	0.22*	0.16*	0.34*	1.77
Net realized and unrealized gain/(loss) on investments	(3.65)	2.19	4.82	(7.21)	1.38	(0.88)
Distributions to preferred shareholders from:
Net investment income	–	–	–	(0.03)	(0.53)	(0.51)
Total Income from Investment Operations	(3.46)	2.49	5.04	(7.08)	1.19	0.38

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.58)	(1.16)	(0.39)	(0.24)	(1.67)	(1.70)
Net realized gains	–	–	–	(0.48)	(0.81)	(0.25)
Tax return of capital	–	–	(0.64)	(0.80)	–	–
Total Distributions to Common Shareholders	(0.58)	(1.16)	(1.03)	(1.52)	(2.48)	(1.95)

Net asset value - end of period	$13.58	$17.62	$16.29	$12.28	$20.88	$22.17

Market price - end of period	$11.67	$15.37	$14.33	$9.77	$18.00	$20.13

Total Investment Return - Net Asset Value:(1)	(19.88)%	17.05%	43.62%	(34.55)%	6.24%	2.03%
Total Investment Return - Market Price:(1)	(21.07)%	16.07%	58.80%	(39.60)%	0.86%	(2.08)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$242,284	$314,355	$290,577	$219,059	$372,490	$395,594
Ratios to average net assets attributable to common shareholders:
Total expenses	3.15%(2)	3.23%	3.57%	3.81%(3)	2.50%(3)	2.43%(3)
Total expenses excluding interest expense and dividends on short sales expense	2.12%(2)	2.10%	2.25%	2.26%(3)	2.14%(3)	2.16%(3)
Net investment income	2.41%(2)	1.87%	1.43%	0.95%(3)	1.53%(3)	1.45%(3)
Preferred share dividends	N/A	N/A	N/A	0.20%	2.35%	2.28%
Portfolio turnover rate	72%	173%	116%	207%	155%	200%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period, including dividends on preferred shares (000s)	N/A	N/A	N/A	- (4)	$175,346	$175,444
Total shares outstanding (000s)	N/A	N/A	N/A	- (4)	7	7
Asset coverage per share(5)	N/A	N/A	N/A	- (4)	$78,262	$81,577
Liquidation preference per share	N/A	N/A	N/A	- (4)	$25,000	$25,000
Average market value per share(6)	N/A	N/A	N/A	- (4)	$25,000	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$147,000	$147,000	$147,000	$98,200	N/A	N/A
Asset Coverage Per $1,000 (000s)	$2,648	$3,138	$2,977	$3,231	N/A	N/A

30	www.cloughglobal.com

Clough Global Equity Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

*	Based on average shares outstanding.
(1)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Past performance is not a guarantee of future results.

(2)	Annualized.
(3)	Ratios do not reflect dividend payments to preferred shareholders.
(4)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 5, 2008.
(5)	Calculated by subtracting the Fund’s total liabilities (excluding preferred shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(6)	Based on monthly prices.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	31

Financial Highlights	Clough Global Opportunities Fund
For a share outstanding throughout the periods indicated.

	For the Six Months Ended September 30, 2011 (Unaudited)	For the Year Ended March 31, 2011	For the Year Ended March 31, 2010	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period April 2006 (inception) to March 31, 2007

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value - beginning of period	$15.72	$14.68	$11.55	$19.03	$19.17	$19.10
Income from investment operations:
Net investment income	0.15*	0.25*	0.17*	0.12*	0.35*	0.90
Net realized and unrealized gain/(loss) on investments	(3.13)	1.87	3.94	(6.20)	1.50	0.40
Distributions to preferred shareholders from:
Net investment income	–	–	–	(0.04)	(0.46)	(0.20)
Total Income from Investment Operations	(2.98)	2.12	4.11	(6.12)	1.39	1.10

DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
Net investment income	(0.54)	(1.08)	(0.29)	(0.06)	(1.46)	(0.90)
Net realized gains	–	–	–	(0.03)	(0.07)	–
Tax return of capital	–	–	(0.69)	(1.27)	–	–
Total Distributions to Common Shareholders	(0.54)	(1.08)	(0.98)	(1.36)	(1.53)	(0.90)

CAPITAL SHARE TRANSACTIONS:
Common share offering costs charged to paid-in capital	–	–	–	–	–	(0.04)
Preferred share offering costs and sales load charged to paid-in capital	–	–	–	0.00(1)	–	(0.09)
Total Capital Share Transactions	–	–	–	0.00(1)	–	(0.13)
Net asset value - end of period	$12.20	$15.72	$14.68	$11.55	$19.03	$19.17

Market price - end of period	$10.55	$13.85	$13.04	$9.20	$16.32	$17.44

Total Investment Return - Net Asset Value:(2)	(19.22)%	16.21%	37.93%	(32.68)%	8.06%	5.45%
Total Investment Return - Market Price:(2)	(20.71)%	15.27%	53.82%	(37.48)%	1.86%	(8.38)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets attributable to common shares, end of period (000s)	$631,072	$813,178	$759,601	$597,605	$984,608	$991,948
Ratios to average net assets attributable to common shareholders:
Total expenses	3.32%(3)	3.40%	3.72%	3.84%(4)	2.52%(4)	2.12%(3)(4)
Total expenses excluding interest expense and dividends on short sales expense	2.28%(3)	2.25%	2.39%	2.38%(4)	2.29%(4)	1.90%(3)(4)
Net investment income	2.12%(3)	1.74%	1.19%	0.80%(4)	1.76%(4)	1.75%(3)(4)
Preferred share dividends	N/A	N/A	N/A	0.23%	2.34%	1.13%(3)
Portfolio turnover rate	77%	171%	115%	224%	171%	246%

AUCTION MARKET PREFERRED SHARES (“AMPS”)
Liquidation value, end of period, including dividends on preferred shares (000s)	N/A	N/A	N/A	–(5)	$450,380	$450,450
Total shares outstanding (000s)	N/A	N/A	N/A	–(5)	18	18
Asset coverage per share(6)	N/A	N/A	N/A	–(5)	$79,722	$80,133
Liquidation preference per share	N/A	N/A	N/A	–(5)	$25,000	$25,000
Average market value per share(7)	N/A	N/A	N/A	–(5)	$25,000	$25,000

Borrowings at End of Period
Aggregate Amount Outstanding (000s)	$388,900	$388,900	$388,900	$239,500	N/A	N/A
Asset Coverage Per $1,000 (000s)	$2,623	$3,091	$2,953	$3,495	N/A	N/A

32	www.cloughglobal.com

Clough Global Opportunities Fund	Financial Highlights
For a share outstanding throughout the periods indicated.

*	Based on average shares outstanding.
(1)	Less than $0.005.
(2)

Total investment return is calculated assuming a purchase of a common share at the opening on the first day and a sale at the closing on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at price obtained under the Fund’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions on the purchase or sale of the Fund’s common shares. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

(3)	Annualized.
(4)	Ratios do not reflect dividend payments to preferred shareholders.
(5)	All series of AMPS issued by the Fund were fully redeemed, at par value, on May 23, 2008.
(6)	Calculated by subtracting the Fund’s total liabilities (excluding preferred shares) from the Fund’s total assets and dividing by the number of preferred shares outstanding.
(7)	Based on monthly prices.

See Notes to the Financial Statements.

Semi-Annual Report | September 30, 2011	33

Notes to Financial Statements	Clough Global Funds
September 30, 2011 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund,(each, a “Fund” and collectively, the “Funds”) are closed-end management investment companies that were organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004 and January 25, 2005, respectively for Clough Global Allocation Fund and Clough Global Equity Fund and an Agreement and Declaration of Trust dated January 12, 2006 for Clough Global Opportunities Fund. Each Fund is a non-diversified series with an investment objective to provide a high level of total return. Each Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE” or the “Exchange”) on September 30, 2011.

The net asset value per share of each Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when a Fund is not open for business. As a result, each Fund’s net asset value may change at times when it is not possible to purchase or sell shares of a Fund.

Investment Valuation: Securities held by each Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds prices its portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices.

If the price of a security is unavailable in accordance with the aforementioned pricing procedures, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined by management pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security. As of September 30, 2011, securities which have been fair valued represented 0.04%, 0.33% and 0.03% of net assets of Clough Global Allocation Fund, Clough Global Equity Fund, and Clough Opportunities Equity Fund, respectively.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	–

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

34	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2011 (Unaudited)

Level 3	–

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at value. The Funds recognize transfers between the levels as of the beginning of the annual period in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the six months ended September 30, 2011.

Clough Global Allocation Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Consumer Discretionary	$14,052,538	$–	$–	$14,052,538
Consumer Staples	1,833,256	–	–	1,833,256
Energy	24,859,730	–	–	24,859,730
Financials	34,075,634	–	57,393	34,133,027
Health Care	2,550,546	–	–	2,550,546
Industrials	10,392,434	–	–	10,392,434
Information Technology	20,533,751	–	–	20,533,751
Materials	8,170,559	–	–	8,170,559
Telecommunication Services	3,679,876	–	–	3,679,876
Utilities	23,742,269	–	–	23,742,269
Exchange Traded Funds	2,572,986	–	–	2,572,986
Preferred Stocks	619,305	–	–	619,305
Corporate Bonds	–	15,631,304	–	15,631,304
Asset/Mortgage Backed Securities	–	672,306	–	672,306
Foreign Government Bonds	–	1,053,714	–	1,053,714
Government & Agency Obligations	33,696,152	–	–	33,696,152
Call Options Purchased	23,920	–	–	23,920
Short-Term Investments	39,917,097	–	–	39,917,097

TOTAL	$220,720,053	$17,357,324	$57,393	$238,134,770

Other Financial Instruments*

Liabilities
Securities Sold Short	$(21,042,327)	$–	$–	$(21,042,327)

TOTAL	$(21,042,327)	$–	$–	$(21,042,327)

Clough Global Equity Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Assets
Common Stocks
Consumer Discretionary	$23,646,812	$–	$–	$23,646,812
Consumer Staples	2,999,567	–	–	2,999,567
Energy	41,702,671	–	–	41,702,671
Financials	56,090,873	–	86,090	56,176,963
Health Care	4,181,788	–	–	4,181,788
Industrials	17,179,258	–	–	17,179,258
Information Technology	34,000,090	–	–	34,000,090
Materials	13,328,723	–	–	13,328,723
Telecommunication Services	6,013,226	–	–	6,013,226
Utilities	57,342,141	–	–	57,342,141
Exchange Traded Funds	3,456,625	–	–	3,456,625
Preferred Stocks	1,012,700	–	–	1,012,700
Corporate Bonds	–	24,668,330	–	24,668,330

Semi-Annual Report | September 30, 2011	35

Notes to Financial Statements	Clough Global Funds
September 30, 2011 (Unaudited)

Clough Global Equity Fund (continued)
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets (continued)
Asset/Mortgage Backed Securities	$–	$216,648	$723,086	$939,734
Foreign Government Bonds	–	1,399,452	–	1,399,452
Government & Agency Obligations	32,055,047	–	–	32,055,047
Call Options Purchased	35,995	–	–	35,995
Short-Term Investments	66,855,921	–	–	66,855,921
TOTAL	$359,901,437	$26,284,430	$809,176	$386,995,043

Other Financial Instruments*
Liabilities
Securities Sold Short	$(34,282,330)	$–	$–	$(34,282,330)
TOTAL	$(34,282,330)	$–	$–	$(34,282,330)

Clough Global Opportunities Fund

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Consumer Discretionary	$59,910,236	$–	$–	$59,910,236
Consumer Staples	7,803,793	–	–	7,803,793
Energy	106,461,725	–	–	106,461,725
Financials	144,336,753	–	200,873	144,537,626
Health Care	10,915,540	–	–	10,915,540
Industrials	44,906,810	–	–	44,906,810
Information Technology	87,850,572	–	–	87,850,572
Materials	34,858,441	–	–	34,858,441
Telecommunication Services	15,714,091	–	–	15,714,091
Utilities	99,123,498	–	–	99,123,498
Exchange Traded Funds	5,860,676	–	–	5,860,676
Preferred Stocks	2,640,810	–	–	2,640,810
Corporate Bonds	–	65,875,452	–	65,875,452
Asset/Mortgage Backed Securities	–	584,022	–	584,022
Foreign Government Bonds	–	4,354,445	–	4,354,445
Government & Agency Obligations	152,158,377	–	–	152,158,377
Call Options Purchased	1,360,644	–	–	1,360,644
Short-Term Investments	167,091,982	–	–	167,091,982
TOTAL	$940,993,948	$70,813,919	$200,873	$1,012,008,740

Other Financial Instruments*
Liabilities
Securities Sold Short	$(89,686,646)	$–	$–	$(89,686,646)
TOTAL	$(89,686,646)	$–	$–	$(89,686,646)

*For detailed Industry descriptions, see the accompanying Statement of Investments.

36	www.cloughglobal.com

Clough Global Funds	Notes to Financial Statements
September 30, 2011 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

CLOUGH GLOBAL ALLOCATION FUND

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of September 30, 2011	Net Change in unrealized appreciation/(depreciation) included in the statement of operations attributable to Level 3 investments still held at September 30, 2011
Common Stocks	$57,389	$–	$4	$–	$–	$57,393	$4
Total	$57,389	$–	$4	$–	$–	$57,393	$4

CLOUGH GLOBAL EQUITY FUND

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of September 30, 2011	Net Change in unrealized appreciation/(depreciation) included in the statement of operations attributable to Level 3 investments still held at September 30, 2011
Common Stocks	$86,086	$–	$4	$–	$–	$86,090	$4
Asset/Mortgage Backed Securities	–	1,157	(29,731)	(92,552)	844,212	723,086	(5,913)
Total	$86,086	$1,157	$(29,727)	$(92,552)	$844,212	$809,176	$(5,909)

CLOUGH GLOBAL OPPORTUNITIES FUND

Investments in Securities	Balance as of March 31, 2011	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfers in and/or (out) of Level 3	Balance as of September 30, 2011	Net Change in unrealized appreciation/(depreciation) included in the statement of operations attributable to Level 3 investments still held at September 30, 2011
Common Stocks	$200,869	$–	$4	$–	$–	$200,873	$4
Total	$200,869	$–	$4	$–	$–	$200,873	$4

Foreign Securities: Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is reported with all other foreign currency realized and unrealized gains and losses in the Funds’ Statements of Operations.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a Fund and the resulting unrealized appreciation or depreciation are determined using prevailing forward foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Funds’ Statements of Assets and Liabilities as a receivable or a payable and in the Funds’ Statements of Operations with the change in unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies. There were no outstanding foreign currency contracts for the Funds as of September 30, 2011.

A Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statements of Operations.

Semi-Annual Report | September 30, 2011	37

Notes to Financial Statements	Clough Global Funds
September 30, 2011 (Unaudited)

Short Sales: Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund’s obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current market value of the security sold short. The cash amount is reported on the Statement of Assets and Liabilities as Deposit with broker for securities sold short. The market value of securities held as collateral for securities sold short as of September 30, 2011, was $174,545,582, $279,938,848 and $733,674,516 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales. The interest incurred on the Funds for the six months ended September 30, 2011 is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable by the Funds as of September 30, 2011 are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. The Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Derivatives Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter into various types of derivative contracts, including, but not limited to, purchased and written options and warrants. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risk of Investing in Derivatives: The Funds use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: Each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that a Fund pays a premium whether or not the option is exercised. Additionally, a Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to options. The interest incurred on the Funds for the fiscal

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Clough Global Funds	Notes to Financial Statements
September 30, 2011 (Unaudited)

six months ended September 30, 2011 is reported on the Statement of Operations as Interest expense – margin account. Interest amounts payable by the Funds as of September 30, 2011 are reported on the Statement of Assets and Liabilities as Interest payable – margin account.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is recorded as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Written option activity for the six months ended September 30, 2011 was as follows:

CLOUGH GLOBAL ALLOCATION FUND:

Written Call Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	208	145,177
Exercised	–	–
Expired	–	–
Closed	(208)	(145,177)
Outstanding, September 30, 2011	–	$–
Market Value, September 30, 2011	–	$–

CLOUGH GLOBAL EQUITY FUND:

Written Call Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	313	218,463
Exercised	–	–
Expired	–	–
Closed	(313)	(218,463)
Outstanding, September 30, 2011	–	$–
Market Value, September 30, 2011	–	$–

CLOUGH GLOBAL OPPORTUNITIES FUND:

Written Call Options
	Contracts	Premiums
Outstanding, March 31, 2011	–	$–
Positions opened	838	584,894
Exercised	–	–
Expired	–	–

Closed	(838)	(584,894)
Outstanding, September 30, 2011	–	$–
Market Value, September 30, 2011	–	$–

Warrants: Each Fund may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in options above. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit each Fund’s ability to exercise the warrants or rights at such times and in such quantities as each Fund would otherwise wish. Each Fund held no rights or warrants at the end of the period. The following tables disclose the amounts related to each Fund’s use of derivative instruments.

Semi-Annual Report | September 30, 2011	39

Notes to Financial Statements	Clough Global Funds
September 30, 2011 (Unaudited)

The effect of derivatives instruments on each Fund’s Balance Sheet as of September 30, 2011:

		Asset Derivatives
Fund	Risk Exposure	Statement of Assets and Liabilities Location	Contracts	Fair Value
Clough Global Allocation Fund	Equity Contracts	Investments, at value	208	$23,920
Clough Global Equity Fund	Equity Contracts	Investments, at value	313	$35,995
Clough Global Opportunities Fund	Equity Contracts	Investments, at value	18,130	$1,360,644

The effect of derivatives instruments on each Fund’s Statement of Operations for the six months ended September 30, 2011:

Fund	Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Clough Global Allocation Fund	Equity Contracts	Net realized gain on Written options/Net change in unrealized appreciation/ (depreciation) on investment securities	$ 50,268	$ (392,501)
Clough Global Equity Fund	Equity Contracts	Net realized gain on Written options/Net change in unrealized appreciation/ (depreciation) on investment securities	$ 75,696	$ (590,638)
Clough Global Opportunities Fund	Equity Contracts	Net realized gain on Written options/Net change in unrealized appreciation/ (depreciation) on investment securities	$ 203,700	$ (2,301,061)

The average purchased and written option contracts volume and the average purchased and written option contracts notional volume during the six months ended September 30, 2011 is noted below for each of the Funds.

Fund	Average Purchased Option Contract Volume	Average Purchased Option Contract Notional Volume	Average Written Option Contract Volume	Average Written Option Contract Notional Volume
Clough Global Allocation Fund	104	$1,368,709	35	$547,387
Clough Global Equity Fund	157	$2,059,644	52	$823,712
Clough Global Opportunities Fund	17,711	$46,172,977	140	$2,205,337

Income Taxes: Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. During the six months ended September 30, 2011, none of the Funds recorded a liability of any uncertain tax positions in the accompanying financial statements.

Each Fund files income tax returns in the U.S. federal jurisdiction and Colorado. The statute of limitations on each Fund’s federal and state tax filings remains open for the fiscal years ended March 31, 2011, March 31, 2010, March 31, 2009, and March 31, 2008 as well as for March 31, 2007 for state purposes only.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Modernization Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Distributions to Shareholders: Each Fund intends to make a level dividend distribution each quarter to Common Shareholders after payment of interest on any outstanding borrowings. The level dividend rate may be modified by the Board of Trustees from time to time. Any net capital gains earned by a Fund are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Fund on the ex-dividend date. Each Fund has received approval from the Securities and Exchange Commission (the “Commission”) for exemption from Section 19(b) of the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 19b-1 thereunder permitting each Fund to make periodic distributions of long-term capital gains, provided that the distribution policy of a fund with respect to its Common Shares calls for periodic (e.g. quarterly/monthly) distributions in an amount equal to a fixed percentage of each Fund’s average net asset value over

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Clough Global Funds	Notes to Financial Statements
September 30, 2011 (Unaudited)

a specified period of time or market price per common share at or about the time of distributions or pay-out of a level dollar amount. At this time, none of the Funds have implemented a managed distribution plan as permitted under the exemption.

Securities Transactions and Investment Income: Investment security transactions are accounted for as of trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income from foreign securities will be recorded, in the exercise of reasonable diligence, as soon as a Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date and may be subject to withholding taxes in these jurisdictions. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Funds to be subject to larger short-term declines in value.

The Funds may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity. At September 30, 2011, Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund each had a significant concentration of their investment securities in companies based in the United States – 121.47%, 121.40% and 122.04% of net assets, respectively.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Application of Recent Accounting Pronouncement: In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011- 04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Semi-Annual Report | September 30, 2011	41

Notes to Financial Statements	Clough Global Funds
September 30, 2011 (Unaudited)

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

2. TAXES

Classification of Distributions: Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Funds. The amount and characteristics of the tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end; accordingly, tax basis balances have not been determined as of September 30, 2011.

The tax character of the distributions paid by the Funds during the year ended March 31, 2011, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Ordinary Income	$12,521,527	$20,695,217	$55,875,807
Long-Term Capital Gain	–	–	–
Return of Capital	–	–	–
Total	$12,521,527	$20,695,217	$55,875,807

Net unrealized appreciation/(depreciation) of investments based on federal tax cost as of September 30, 2011, were as follows:

	Clough Global Allocation Fund	Clough Global Equity Fund	Clough Global Opportunities Fund
Gross unrealized appreciation on investments (excess of value over tax cost)	$9,638,648	$17,464,311	$39,057,495
Gross unrealized depreciation on investments (excess of tax cost over value)	(26,531,765)	(43,912,107)	(116,563,168)
Net unrealized depreciation	(16,893,117)	(26,447,796)	(77,505,673)

Cost of investments for income tax purposes	$255,027,887	$413,442,839	$1,089,514,413

3. CAPITAL TRANSACTIONS

Common Shares: There are an unlimited number of no par value common shares of beneficial interest authorized for each Fund.

Transactions in common shares were as follows:

	Clough Global Allocation Fund		Clough Global Equity Fund		Clough Global Opportunities Fund
	For the Six Months Ended September 30, 2011	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011	For the Year Ended March 31, 2011	For the Six Months Ended September 30, 2011	For the Year Ended March 31, 2011
Common Shares Outstanding - beginning of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859
Common shares issued as reinvestment of dividends	–	–	–	–	–	–
Common shares outstanding - end of period	10,434,606	10,434,606	17,840,705	17,840,705	51,736,859	51,736,859

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Clough Global Funds	Notes to Financial Statements
September 30, 2011 (Unaudited)

4. PORTFOLIO SECURITIES

Purchases and sales of investment securities, other than short-term securities, for the six months ended September 30, 2011, are listed in the table below.

Fund	Purchases of Securities	Proceeds from Sales of Securities	Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
Clough Global Allocation Fund	$147,187,791	$173,807,539	$41,202,185	$35,234,372
Clough Global Equity Fund	244,460,674	288,851,950	40,505,507	35,020,821
Clough Global Opportunities Fund	623,881,941	736,373,539	179,115,814	162,634,764

5. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS

Clough Capital Partners L.P. (“Clough”) serves as each Fund’s investment adviser pursuant to an Investment Advisory Agreement (each an “Advisory Agreement” and collectively, the “Advisory Agreements”) with each Fund. As compensation for its services to the Fund, Clough receives an annual investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS Fund Services, Inc. (“ALPS”) serves as each Fund’s administrator pursuant to an Administration, Bookkeeping and Pricing Services Agreement with each Fund. As compensation for its services to the Fund, ALPS receives an annual administration fee of 0.285%, 0.32%, and 0.32% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets, computed daily and payable monthly. ALPS will pay all expenses incurred by each Fund, with the exception of advisory fees, trustees’ fees, portfolio transaction expenses, litigation expenses, taxes, expenses of conducting repurchase offers for the purpose of repurchasing fund shares, interest on margin accounts, interest on loans, dividends on short sales, and extraordinary expenses.

Both Clough and ALPS are considered to be “affiliates” of the Funds as defined in the 1940 Act.

6. COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

In January 2009, each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (“BNP”) that allowed Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund to borrow up to an initial limit of $60,200,000, $98,200,000 and $239,500,000, respectively, (the “Initial Limit”) and a Lending Agreement, as defined below. During the year ended March 31, 2010, each Fund and BNP amended the Agreement to increase the borrowing limit on several occasions, subject to the applicable asset coverage requirements of Section 18 of the 1940 Act. In April, June and September of 2009 Clough Global Allocation Fund borrowed additional amounts of $11,000,000, $11,000,000 and $7,600,000, respectively. In April, June and September of 2009 Clough Global Equity Fund borrowed additional amounts of $16,000,000, $20,200,000 and $12,600,000 respectively. In April, June and September of 2009 Clough Global Opportunities Fund borrowed additional amounts of $69,000,000, $49,100,000 and $31,300,000. Borrowings under the Agreement are secured by assets of each Fund that are held by a Fund’s custodian in a separate account (the “pledged collateral”) valued at $174,545,582, $279,938,848 and $733,674,516 for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days notice, reduce the Maximum Commitment Financing (Initial Limit amount plus the increased borrowing amount in excess of the Initial Limit) to a lesser amount if drawing on the full amount would result in a violation of the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at the three month LIBOR (London Inter-bank Offered Rate) plus 1.10% on the amount borrowed and 1.00% on the undrawn balance. Each Fund also pays a one time arrangement fee of 0.25% on (i) the Initial Limit and (ii) any increased borrowing amount in the excess of the Initial Limit, paid in monthly installments for the six months immediately following the date on which borrowings were drawn by the Fund. For the six months ended September 30, 2011 the average borrowings outstanding for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund under the agreement were $89,800,000, $147,000,000 and $388,900,000, respectively, and the average interest rate for the borrowings was 1.38%. As of September 30, 2011, the outstanding borrowings for Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $89,800,000, $147,000,000 and $388,900,000, respectively. The interest rate applicable to the borrowings of Clough Global Allocation Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on September 30, 2011 was 1.47%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to reregister the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the period in which

Semi-Annual Report | September 30, 2011	43

Notes to Financial Statements	Clough Global Funds
September 30, 2011 (Unaudited)

the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Each Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

The Board of Trustees has approved each Agreement and the Lending Agreement. No violations of the Agreement or the Lending Agreement have occurred during the six months ended September 30, 2011.

Each Fund receives income from BNP based on the value of the Lent Securities. This income is recorded as Hypothecated Securities income on the Statements of Operations. The interest incurred on borrowed amounts is recorded as Interest on Loan in the Statements of Operations, a part of Total Expenses.

7. OTHER

The Independent Trustees of each Fund receive from each Fund a quarterly retainer of $3,500 and an additional $1,500 for each board meeting attended. The Chairman of the Board of Trustees of each Fund receives a quarterly retainer from each Fund of $4,200 and an additional $1,800 for each board meeting attended. The Chairman of the Audit Committee of each Fund receives a quarterly retainer from each Fund of $3,850 and an additional $1,650 for each board meeting attended.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2011.

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Clough Global Funds	Dividend Reinvestment Plan
September 30, 2011 (Unaudited)

Unless the registered owner of Common Shares elects to receive cash by contacting The Bank of New York Mellon (the “Plan Administrator” or “BNY Mellon”), all dividends declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in each Fund’s Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by BNY Mellon as dividend disbursing agent. You may elect not to participate in the Plan and to receive all dividends in cash by contacting BNY Mellon, as dividend disbursing agent, at the address set forth below. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re–invest that cash in additional Common Shares for you. If you wish for all dividends declared on your Common Shares to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Administrator will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever a Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non–participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from a Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open–Market Purchases”) on the American Stock Exchange or elsewhere. If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open–Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an “ex–dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open–Market Purchases. If, before the Plan Administrator has completed its Open–Market Purchases, the market price per Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open–Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open–Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open–Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per Common Share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by a Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open–Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.

Each Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, each Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York Mellon, 101 Barclay Street, New York, New York 10286, 11E, Transfer Agent Services, 800 433–8191.

Semi-Annual Report | September 30, 2011	45

Additional Information	Clough Global Funds
September 30, 2011 (Unaudited)

FUND PROXY VOTING POLICIES & PROCEDURES

Each Fund’s policies and procedures used in determining how to vote proxies relating to portfolio securities are available on the Funds’ website at http://www.cloughglobal.com. Information regarding how each Fund voted proxies relating to portfolio securities held by each Fund for the period ended June 30, 2011, are available without charge, upon request, by contacting the Funds at 1-877-256-8445 and on the Commission’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N–Q within 60 days after the end of the period. Copies of the Funds’ Form N–Q are available without a charge, upon request, by contacting the Funds at 1–877–256–8445 and on the Commission’s website at http://www.sec.gov. You may also review and copy Form N–Q at the Commission’s Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the Commission at 1–800–SEC–0330.

NOTICE

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that each Fund may purchase at market prices from time to time shares of its common stock in the open market.

SHAREHOLDER MEETING

On July 15, 2011, the Funds held their annual meeting of Shareholders for the purpose of voting on a proposal to re-elect Trustees of the Funds. The results of the proposal for each Fund were as follows:

Proposal: To re-elect the following trustees to the Clough Global Allocation Fund Board.

	Andrew C. Boynton	Adam D. Crescenzi	Jerry G. Rutledge
For	9,560,678	9,599,907	9,602,768
Withheld	442,131	402,902	400,041

Proposal: To re-elect the following trustees to the Clough Global Equity Fund Board.

	Edmund J. Burke	John F. Mee
For	16,559,866	16,562,609
Withheld	387,438	384,695

Proposal: To re-elect the following trustees to the Clough Global Opportunities Fund Board.

	Robert L. Butler	James E. Canty	Richard Rantzow
For	48,578,110	48,747,893	48,535,371
Withheld	1,575,434	1,405,651	1,618,173

46	www.cloughglobal.com

Clough Global Funds	Investment Advisory Agreement
September 30, 2011 (Unaudited)

On July 13, 2011, the Board of Trustees of each Fund met in person to, among other things, review and consider the renewal of the Advisory Agreements. In its consideration of the Advisory Agreements, the Trustees, including the non-interested Trustees, considered in general the nature, quality and scope of services to be provided by Clough.

Prior to the beginning of their review of the Advisory Agreements, counsel to the Funds, who also serves as independent counsel to the non-interested Trustees, discussed with the Trustees their fiduciary responsibilities in general and also specifically with respect to the renewal of the Advisory Agreements.

Representatives from Clough presented Clough’s materials regarding consideration of renewal of the Advisory Agreements. The Board noted that included in the Board materials were responses by Clough to a questionnaire drafted by legal counsel to the Funds to assist the Board in evaluating whether to renew the Advisory Agreements (the “15(c) Materials”). The Board noted that the 15(c) Materials were extensive, and included information relating to: each Fund’s investment results; portfolio composition; advisory fee and expense comparisons; financial information regarding Clough; descriptions such as compliance monitoring and portfolio trading practices; information about the personnel providing investment management services to the Funds; and the nature of services provided under the Advisory Agreements.

The Board reviewed the organizational structure of Clough and the qualifications of Clough and its principals to act as each Fund’s investment adviser. The Board considered the professional experience of the portfolio managers, including the biographies of Eric A. Brock, James E. Canty and Charles I. Clough, Jr., emphasizing that Mr. Brock, Mr. Canty, and Mr. Clough each had substantial experience as an investment professional. The Trustees, all of whom currently serve as Trustees for the Funds, acknowledged their familiarity with the expertise and standing in the investment community of Messrs. Brock, Canty and Clough, and their satisfaction with the expertise of Clough and the services provided by Clough to the Funds. The Trustees concluded that the portfolio management team was well qualified to serve the Funds in those functions.

The Board next reviewed Clough’s procedures relating to compliance and oversight with respect to Clough’s brokerage allocation and soft dollar policies. The Trustees noted that Clough’s order management systems contain pre-trade compliance functions that review each trade against certain of the Funds’ investment restrictions and applicable 1940 Act and Internal Revenue Code restrictions, and noted the efforts that Clough’s Chief Compliance Officer will undertake to summarize monthly for Clough’s management and quarterly for the Trustees any violations that may occur, as well any other violations detected through the manual monitoring that supplements the order management system’s testing. The Board noted the recent addition of certain personnel by Clough. The Board discussed with representatives from Clough the various other investment products managed by Clough other than the Funds. The Board also noted the adequacy of Clough’s facilities. The Trustees concluded that Clough appeared to have adequate procedures and personnel in place to ensure compliance by Clough with applicable law and with each Fund’s investment objectives and restrictions.

The Board next reviewed the terms of the Advisory Agreements, noting that Clough would receive a fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets. The Trustees reviewed the fees charged by Clough to other clients for which it provides comparable services. The Trustees then reviewed Clough’s income statement for the year ended December 31, 2010, and its balance sheet as of that date. The Trustees further reviewed a profit and loss analysis as it relates to Clough’s advisory business and compared the profitability analysis to that provided by Clough Capital to the Board in previous years.

The Board discussed the possible benefits Clough may accrue because of its relationship with the Funds as well as potential benefits that accrue to the Funds because of their relationship with Clough. The Board noted that Clough does not realize any direct benefits due to the allocation of brokerage and related transactions on behalf of the Funds.

The Board reviewed and discussed materials prepared and distributed in advance of the meeting regarding the comparability of the investment advisory fees of the Funds with the investment advisory fees of other investment companies, which had been prepared at the request of ALPS by Lipper Analytical Services (“Lipper”.) Lipper’s report contained information regarding investment performance, comparisons of cost and expense structures of each Fund with other funds’ cost and expense structures, as well as comparisons of each Fund’s performance with the performance during similar periods of members of an objectively identified peer group and related matters.

As the Funds are unique in the marketplace, Lipper had a difficult time presenting a large peer group for comparison. The Trustees compared fees from nine (9) leveraged closed-end investment companies versus each Fund’s fees. The investment advisory fee for this group ranged from 0.694% to 1.000%, with a median of 0.978% . The Board noted that as prepared by Lipper, the net total expenses for this group ranged from 1.155% to 2.017%, with a median of 1.612% and the Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s net total expenses were 1.705%, 1.922% and 2.017%, respectively. The Board discussed the other non-management expenses category included in Lipper’s expense ratio components. Discussion ensued and the Board noted that the total expense ratio includes investment related expenses. The Board noted that they believe investment related expenses are operational in nature and should not be considered a management expense. Excluding the investment related expenses from the total expense ratio, the Board noted that each Fund’s overall expenses are comparable to their peer group. The Board further noted that in addition to the Lipper report, the Board also received from Clough a comparative fund universe. The

Semi-Annual Report | September 30, 2011	47

Investment Advisory Agreement	Clough Global Funds
September 30, 2011 (Unaudited)

Trustees then reviewed each Fund’s performance as compared to the performance of the closed-end fund universe selected by Lipper. For the one-year ended performance as of March 31, 2011, the performance data ranged from a high of 25.03% to a low of 4.11% with a median of 16.58%. The Cough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s performance during such time period was 17.30%, 17.05% and 16.21%, respectively.

The Trustees further noted that the objectives of the funds in the Lipper analysis differed from each Fund’s objectives and policies. The Trustees believed that the Lipper report, augmented by Clough’s analysis, provided a sufficient comparative universe.

At this point, Mr. Burke and Mr. Canty, both “interested persons” of the Funds, as well as the other representatives of ALPS and Clough, left the meeting. The non-interested Trustees, with the assistance of legal counsel, reviewed and discussed in more detail the information that had been presented relating to Clough, the Advisory Agreements and Clough’s profitability.

Mr. Burke, Mr. Canty, and the representatives of ALPS and Clough re-joined the meeting. The Board of Trustees of the Fund, present in person, with the non-interested Trustees present in person voting separately, unanimously concluded that the investment advisory fee of 0.70%, 0.90% and 1.00% based on Clough Global Allocation Fund’s, Clough Global Equity Fund’s and Clough Global Opportunities Fund’s, respectively, average daily total assets are fair and reasonable for each respective Fund and that the renewal of the Advisory Agreements is in the best interests of each Fund and its shareholders.

48	www.cloughglobal.com

Clough Capital Partners, LP
2011 Semi-Annual Report

ALPS
A DST Company

This Fund is neither insured nor guaranteed by the U.S. Government, the FDIC, the Federal Reserve Board or any other governmental agency or insurer.

For more information about the Fund, including a prospectus, please visit www.cloughglobal.com or call 1–877–256–8445.

1290 Broadway, Suite 1100, Denver, CO 80203

Item 2. Code of Ethics.

Not applicable to semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes by which shareholders may recommend nominees to the Board of Trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable to semi-annual report.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.Cert.

(a)(3) Not applicable.

(b) A certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex-99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President & Trustee

Date:	December 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

CLOUGH GLOBAL ALLOCATION FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President/Principal Executive Officer

Date:	December 8, 2011

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer/Principal Financial Officer

Date:	December 8, 2011